UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

John M. McCann, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Semiannual Report
June 30, 2017

         TIAA Separate Account VA-1

                      The semiannual report contains the financial statements (unaudited).

Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2017. The report contains three main sections:

•   The account performance section compares the account’s investment returns with those of its benchmark index.

•   The summary portfolio of investments lists the industries and types of securities in which the account had investments as of June 30, 2017.

•   The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

Contents

Information for contractowners	1

Important information about expenses	2

About the account’s benchmark	3

Account performance
Stock Index Account	4

Summary portfolio of investments	6

Financial statements (unaudited)
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets Financial highlights	12
Financial highlights	14
Notes to financial statements	16

Approval of investment management agreement	23

How to reach us	Inside back cover

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 6 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at TIAA.org; or

• By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

• From the SEC’s Office of Investor Education and Advocacy.

(Call 202-551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ∎  2017 Semiannual Report    1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017-June 30, 2017).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2    2017 Semiannual Report  ∎  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended June 30, 2017

Stock Index Account	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period* (1/1/17-6/30/17)

Actual return	$1,000.00	$1,085.27	$3.88

5% annual hypothetical return	1,000.00	1,021.08	3.76

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of Its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The Russell 3000 Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The account is not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the account nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

TIAA Separate Account VA-1  ∎  2017 Semiannual Report    3

Stock Index Account

Performance for the six months ended June 30, 2017

The Stock Index Account returned 8.53% for the period, compared with the 8.93% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2017, the account returned 17.62%, versus 18.51% for the index.

For the six-month period, the account’s return trailed that of its benchmark index, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s return does not. The account had a risk profile similar to that of its benchmark.

During the six-month period, the domestic economy continued to grow, but at a slower pace, while unemployment remained low, ending the period at 4.4%. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%-1.00% and then to 1.00%-1.25%. Growth in consumer spending was modest, while consumer confidence remained upbeat. The broad U.S. stock market, as measured by the Russell 3000 Index, rose 8.93% for the period. Many major stock indexes were at or near all-time highs by the end of the period as investors responded to strong corporate profits and continued to hope for government policies that would further stimulate the economy. Growth stocks outperformed value equities by a wide margin, while large caps outperformed mid- and small-cap stocks for the period. (Returns by investment style and market capitalization are based on the Russell Indexes.)

Most sectors post solid gains

Nine of the eleven industry sectors in the account’s benchmark index delivered positive performance for the six months. Health care (up 16.9%), information technology (up 16.6%) and consumer discretionary (up 11.1%) contributed the most to the index’s total return given their substantial weights. Together, these three sectors represented close to one-half of the total market capitalization of the index on June 30, 2017. Materials (up 9.1%) and utilities (up 8.5%) also produced solid gains, but they had less of an impact on the benchmark’s performance given their low weight. Energy (down 14.0%) was the worst-performing sector as oil prices declined over the period. Telecommunication services (down 9.8%), which was the smallest sector in the index at period-end, also suffered losses.

All of the benchmark’s five largest stocks outperformed the benchmark for the six months. Facebook performed best with sizable double-digit gains, followed closely by Amazon.com. Apple was next in line, rising on investor expectations for sales of its next iPhone. Johnson & Johnson and Microsoft also posted strong results.

4    2017 Semiannual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Performance as of June 30, 2017

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Stock Index Account	11/1/1994	8.53%	17.62%	13.76%	6.55%

Russell 3000 Index	—	8.93	18.51	14.58	7.26

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The accounts performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units, For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2017

Information technology	21.1
Financials	15.6
Health care	14.0
Consumer discretionary	12.6
Industrials	10.7
Consumer staples	8.0
Energy	5.6
Real estate	4.1
Materials	3.4
Utilities	3.2
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	-0.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2017

More than $50 billion	54.2
More than $15 billion-$50 billion	21.5
More than $2 billion-$15 billion	20.2
$2 billion or less	4.1

Total	100.0

TIAA Separate Account VA-1  ∎  2017 Semiannual Report    5

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2017

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$9,517	1.0%

BANKS
390,297	Bank of America Corp	9,468	0.9
107,949	Citigroup, Inc	7,220	0.7
138,588	JPMorgan Chase & Co	12,667	1.3
176,145	Wells Fargo & Co	9,760	1.0
	Other	28,433	2.9

		67,548	6.8

CAPITAL GOODS
22,720	3M Co	4,730	0.5
22,283	Boeing Co	4,406	0.5
340,645	General Electric Co	9,201	0.9
29,834	Honeywell International, Inc	3,977	0.4
	Other	53,649	5.4

		75,963	7.7

COMMERCIAL & PROFESSIONAL SERVICES		8,775	0.9

CONSUMER DURABLES & APPAREL		14,354	1.4

CONSUMER SERVICES
31,976	McDonald’s Corp	4,897	0.5
	Other	18,180	1.8

		23,077	2.3

DIVERSIFIED FINANCIALS
15,406	SPDR Trust Series 1	3,725	0.4
	Other	40,438	4.1

		44,163	4.5

ENERGY
74,079	Chevron Corp	7,729	0.8
166,133	Exxon Mobil Corp	13,412	1.3
54,478	Schlumberger Ltd	3,587	0.4
	Other	30,502	3.1

		55,230	5.6

FOOD & STAPLES RETAILING
57,104	Wal-Mart Stores, Inc	4,322	0.4
	Other	9,343	1.0

		13,665	1.4

FOOD, BEVERAGE & TOBACCO
75,727	Altria Group, Inc	5,639	0.6
150,737	Coca-Cola Co	6,760	0.7
55,977	PepsiCo, Inc	6,465	0.6
60,814	Philip Morris International, Inc	7,143	0.7
	Other	22,752	2.3

		48,759	4.9

6	2017 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2017

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
53,698		Medtronic plc	$4,766	0.5%
37,569		UnitedHealth Group, Inc	6,966	0.7
		Other	44,153	4.4

			55,885	5.6

HOUSEHOLD & PERSONAL PRODUCTS
100,336		Procter & Gamble Co	8,744	0.9
		Other	7,695	0.8

			16,439	1.7

INSURANCE
75,357	*	Berkshire Hathaway, Inc (Class B)	12,763	1.3
		Other	29,192	2.9

			41,955	4.2

MATERIALS			33,137	3.4

MEDIA
184,567		Comcast Corp (Class A)	7,183	0.7
61,334		Walt Disney Co	6,517	0.7
		Other	14,913	1.5

			28,613	2.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
62,414		AbbVie, Inc	4,526	0.4
28,824		Amgen, Inc	4,964	0.5
64,550		Bristol-Myers Squibb Co	3,597	0.4
30,353	*	Celgene Corp	3,942	0.4
50,976		Gilead Sciences, Inc	3,608	0.4
105,682		Johnson & Johnson	13,981	1.4
107,295		Merck & Co, Inc	6,876	0.7
231,822		Pfizer, Inc	7,787	0.8
		Other	32,855	3.3

			82,136	8.3

REAL ESTATE			40,278	4.1

RETAILING
15,570	*	Amazon.com, Inc	15,072	1.5
47,086		Home Depot, Inc	7,223	0.7
1,923	*	Priceline.com, Inc	3,597	0.4
		Other	22,809	2.3

			48,701	4.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,628		Broadcom Ltd	3,642	0.4
184,719		Intel Corp	6,233	0.6
		Other	23,372	2.4

			33,247	3.4

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	7

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2017

Shares		Company		Value (000)		% of net assets

SOFTWARE & SERVICES
11,664	*	Alphabet, Inc (Class A)		$10,844		1.1%
11,849	*	Alphabet, Inc (Class C)		10,768		1.1
91,465	*	Facebook, Inc		13,809		1.4
33,673		International Business Machines Corp		5,180		0.5
36,949		MasterCard, Inc (Class A)		4,487		0.5
293,932		Microsoft Corp		20,261		2.0
112,712		Oracle Corp		5,651		0.6
72,456		Visa, Inc (Class A)		6,795		0.7
		Other		47,747		4.8

				125,542		12.7

TECHNOLOGY HARDWARE & EQUIPMENT
204,473		Apple, Inc		29,448		3.0
196,433		Cisco Systems, Inc		6,148		0.6
		Other		16,691		1.7

				52,287		5.3

TELECOMMUNICATION SERVICES
241,085		AT&T, Inc		9,096		0.9
160,053		Verizon Communications, Inc		7,148		0.8
		Other		3,089		0.3

				19,333		2.0

TRANSPORTATION				21,344		2.1

UTILITIES				31,262		3.2

		TOTAL COMMON STOCKS	(Cost $445,048)	991,210		100.3

RIGHTS / WARRANTS
DIVERSIFIED FINANCIALS				0		0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				0	^	0.0

SOFTWARE & SERVICES				0		0.0

		TOTAL RIGHTS / WARRANTS	(Cost $0)	0	^	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
9,377,581	c	State Street Navigator Securities Lending Government Money Market Portfolio		9,378		0.9

				9,378		0.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $9,378)	9,378		0.9

		TOTAL PORTFOLIO	(Cost $454,426)	1,000,588		101.2
		OTHER ASSETS & LIABILITIES, NET		(12,105)		(1.2)

		NET ASSETS		$988,483		100.0%

8	2017 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2017

Abbreviation(s):

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/17, the aggregate value of securities on loan is $9,089,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	9

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2017

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,000,588
Dividends and interest receivable	1,063
Receivable from securities transactions	9
Other	145

Total assets	1,001,805

LIABILITIES
Investment management fees payable	4
Service agreement fees payable	5
Payable for collateral for securities loaned	9,378
Due to affiliates	3,758
Overdraft payable	22
Payable for manager compensation	144
Other	11

Total liabilities	13,322

NET ASSETS
Accumulation Fund	$988,483

Accumulation units outstanding	5,365

Accumulation unit value	$184.24

* Portfolio investments, at cost	$454,426
† Includes securities loaned of	$9,089

10	2017 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2017

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$8,725
Income from securities lending	95
Interest	3

Total income	8,823

EXPENSES
Administrative services	976
Investment advisory	1,464
Mortality and expense risk charges	1,952

Total expenses	4,392
Less: Expense waiver by investment adviser	(732)

Net expenses	3,660

Net investment income (loss)	5,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	27,560
Futures transactions	36

Net realized gain (loss) on total investments	27,596

Change in unrealized appreciation (depreciation) on:
Portfolio investments	47,397
Futures transactions	6

Net change in unrealized appreciation (depreciation) on total investments	47,403

Net realized and unrealized gain (loss) on total investments	74,999

Net increase (decrease) in net assets from operations	$80,162

* Net of foreign withholding taxes	$2
† Includes net realized gain (loss) from securities sold to affiliates of	$864

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	11

Statement of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2017	December 31, 2016

	(unaudited)
OPERATIONS
Net investment income (loss)	$5,163	$12,925
Net realized gain (loss) on total investments	27,596	44,565
Net change in unrealized appreciation (depreciation) on total investments	47,403	46,582

Net increase (decrease) in net assets from operations	80,162	104,072

FROM CONTRACTOWNER TRANSACTIONS
Premiums	9,316	16,314
Withdrawals and death benefits	(52,914)	(93,529)

Net increase (decrease) from contractowner transactions	(43,598)	(77,215)

Net increase (decrease) in net assets	36,564	26,857

NET ASSETS
Beginning of period	951,919	925,062

End of period	$988,483	$951,919

ACCUMULATION UNITS
Units purchased	52	104
Units sold / transferred	(294)	(599)

Outstanding
Beginning of period	5,607	6,102

End of period	5,365	5,607

12	2017 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	13

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT

6/30/17	#	$1.604	$0.665	$0.939	$13.532	$14.471	$169.769
12/31/16		3.387	1.173	2.214	15.947	18.161	151.608
12/31/15		3.175	1.150	2.025	(2.347)	(0.322)	151.930
12/31/14		2.761	1.067	1.694	14.236	15.930	136.000
12/31/13		2.402	0.896	1.506	31.870	33.376	102.624
12/31/12		2.256	0.735	1.521	12.334	13.855	88.769

#	Unaudited
a	Based on average units outstanding.
b	Based on per accumulation unit data.
c	The percentages shown for this period are not annualized.
d	The percentages shown for this period are annualized.

14	2017 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$184.240	8.53%[c]	0.90%[d]	0.75%[d]	1.06%[d]	4%[c]	5	$988
169.769	11.98	0.90	0.75	1.42	7	6	952
151.608	(0.21)	0.90	0.75	1.32	7	6	925
151.930	11.71	0.90	0.75	1.19	7	7	989
136.000	32.53	0.90	0.75	1.26	7	7	935
102.624	15.60	0.90	0.75	1.55	7	7	752

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	15

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be

16	2017 Semiannual Report ▪ TIAA Separate Account VA-1

deductible. The Account files an income tax return in U.S. federal and applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Account’s various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding account’s liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Account’s financial statements and other filings.

TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	17

Notes to financial statements (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASU 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of June 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

18	2017 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2017, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of June 30, 2017, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity investments:
Health care	$138,016	$—	$6	$138,022
Industrials	106,072	—	9	106,081
All other equity investments*	747,107	—	—	747,107
Short-term investments	9,378	—	—	9,378

Total	$1,000,573	$—	$15	$1,000,588

*	For detailed categories, see the accompanying Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index

TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	19

Notes to financial statements (unaudited)

of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

For the period ended June 30, 2017, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$36	$6

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2017, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

There were no open futures contracts as of June 30, 2017.

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

20	2017 Semiannual Report ▪ TIAA Separate Account VA-1

continued

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2017, the Account engaged with affiliated entities in securities purchases of $7,047,000 and sales of $4,148,000, which resulted in net realized gains of $864,000.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. As of June 30, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the

TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	21

Notes to financial statements (unaudited)	concluded

Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $546,162,000, consisting of gross unrealized appreciation of $573,451,000 and gross unrealized depreciation of $(27,289,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended June 30, 2017 were $40,666,000 and $71,067,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2017, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2017 Semiannual Report ▪ TIAA Separate Account VA-1

Approval of investment management agreement (unaudited)

Committee renewal of the investment management agreement for the TIAA Separate Account VA-1

Among its other duties, the Management Committee (the “Committee” or the “Manager”) of the TIAA Separate Account VA-1 (the “Separate Account”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent managers because they are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Managers are interested persons of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.

Overview of the renewal process

The Committee held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement using the process established by the Committee. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, individual Managers and legal counsel to the Committee to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Managers during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Manager meetings, the Operations Committee reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading

TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	23

Approval of investment management agreement (unaudited)

provider of comparative analyses used by independent directors, trustees and managers of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Committee, Broadridge produced, among other information, performance and expense comparison data regarding the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance, and portfolio turnover rate. Broadridge compared this data for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds (as applicable) with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Committee reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Separate Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Committee).

Among other matters, the Committee also requested and reviewed various information provided by Advisors to facilitate the Managers’ evaluation of the reasonableness of profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

In advance of the Committee meetings held on March 9 and March 23, 2017, legal counsel for the Managers requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, together with an explanation of any events that had a material impact on the Separate Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Separate Account in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution

24	2017 Semiannual Report ▪ TIAA Separate Account VA-1

continued

practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Managers); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement. The Managers were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Managers were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow-up questions presented by the Committee after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee reviewed various factors with respect to the Separate Account, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement, the Committee took into account the information described above and other information provided to the Committee in connection with this process. Additionally, the Committee took into account relevant information, including performance data, provided to the Committee and its Committees throughout the year as part of the Committee’s ongoing duties to oversee and evaluate Advisors’ services to the Separate Account. In addition to general session meetings that included Advisors personnel, the Managers met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement. The Committee also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	25

Approval of investment management agreement (unaudited)

In deciding whether to renew the Agreement for the Separate Account, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Separate Account. At its meeting on March 23, 2017, the Committee voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors the Committee considered with respect to the Separate Account.

The nature, extent and quality of services

The Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also considered that Advisors is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Separate Account, the TIAA-CREF Funds and the TIAA-CREF Life Funds, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Separate Account to the Committee on a regular basis. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors has committed significant resources to supporting the Separate Account. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Separate Account.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated organizational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

26	2017 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Investment performance

The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods. The Committee considered the Separate Account’s performance as compared to its peer universe of funds that underlie variable insurance products and its benchmark index. The Committee also reviewed the three-year performance of the Separate Account before any reductions for fees or expenses. In this analysis, the Committee considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.

Cost and profitability

The Committee considered financial and profitability data relating to Advisors for the calendar year 2016. The Committee acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial risk Advisors assumes. The Committee considered that Advisors had earned profits with respect to the Separate Account under the Agreement for the one-year period ended December 31, 2016. The Committee concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Committee considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Committee determined that the management fee rate charged to the Separate Account under the Agreement was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and its comparable mutual funds that underlie variable insurance products. Another limitation noted by the Committee was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Separate Account’s actual management fee rate compares to those of peer mutual funds that underlie variable insurance products. Additionally, the Committee also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based

TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	27

Approval of investment management agreement (unaudited)

on all factors considered, the Committee concluded that the management fee rate under the Agreement with respect to the Separate Account was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was small and the Separate Account was unlikely to grow because it was no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account shareholders. Based on all factors considered, the Committee concluded that the Separate Account’s fee schedule was reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other Advisors clients

The Committee considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide similar investment management services to other investment companies that have similar investment strategies as the Separate Account. In the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Committee considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Committee also considered Advisors’ representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds, this is due in part to the fact that these other funds: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Committee also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel.

28	2017 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

Synopsis of factors

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2016.

•	The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is waived by Advisors to an annual fee of 0.15% of average daily net assets.
•

The Separate Account’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes and in the 4th, 1st and 1st quintiles, respectively, of the universe of comparable funds selected by Broadridge for expense comparison purposes.

•

The Separate Account did not have a group of comparable funds selected by Broadridge for performance comparison purposes. The Separate Account was in the 2nd, 2nd, 2nd and 3rd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.

•

For the three-year period, the Separate Account’s relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses, including the effect of net asset rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) was equal to the performance of its benchmark, the Russell 3000® Index.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

TIAA Separate Account VA-1 ▪ 2017 Semiannual Report	29

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY.

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TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 100.3%

AUTOMOBILES & COMPONENTS - 1.0%
3,669		Adient plc	$240
3,248	*	American Axle & Manufacturing Holdings, Inc	51
8,277		BorgWarner, Inc	351
2,087		Cooper Tire & Rubber Co	75
671	*	Cooper-Standard Holding, Inc	68
5,567		Dana Holding Corp	124
10,482		Delphi Automotive plc	919
1,044	*	Dorman Products, Inc	86
152,398		Ford Motor Co	1,705
1,363	*	Fox Factory Holding Corp	49
53,659		General Motors Co	1,874
11,053		Gentex Corp	210
1,424	*	Gentherm, Inc	55
9,809		Goodyear Tire & Rubber Co	343
6,846		Harley-Davidson, Inc	370
799	*	Horizon Global Corp	11
938		LCI Industries, Inc	96
2,691		Lear Corp	382
1,945	*	Modine Manufacturing Co	32
670	*	Motorcar Parts of America, Inc	19
313	*	Shiloh Industries, Inc	4
1,379		Spartan Motors, Inc	12
843		Standard Motor Products, Inc	44
1,055	*	Stoneridge, Inc	16
1,027		Superior Industries International, Inc	21
2,045		Tenneco, Inc	118
5,089	*	Tesla, Inc	1,840
1,931		Thor Industries, Inc	202
897		Tower International, Inc	20
1,283	*	Visteon Corp	131
799	*	VOXX International Corp (Class A)	7
1,185		Winnebago Industries, Inc	42

		TOTAL AUTOMOBILES & COMPONENTS	9,517

BANKS - 6.8%
625		1st Source Corp	30
486		Access National Corp	13
255		ACNB Corp	8
444	*	Allegiance Bancshares, Inc	17
374		American National Bankshares, Inc	14
1,390		Ameris Bancorp	67
387		Ames National Corp	12
390		Arrow Financial Corp	12
106	*	ASB Bancorp, Inc	5
5,921		Associated Banc-Corp	149

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,666		Astoria Financial Corp	$74
706	*	Atlantic Capital Bancshares, Inc	13
1,598	e	Banc of California, Inc	34
333		Bancfirst Corp	32
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	35
3,345		Bancorpsouth, Inc	102
1,617		Bank Mutual Corp	15
390,297		Bank of America Corp	9,468
601	*	Bank of Commerce Holdings	7
1,630		Bank of Hawaii Corp	135
234		Bank of Marin Bancorp	14
2,093		Bank of NT Butterfield & Son Ltd	71
4,451		Bank of the Ozarks, Inc	209
457		BankFinancial Corp	7
4,119		BankUnited	139
217		Bankwell Financial Group, Inc	7
1,278		Banner Corp	72
622		Bar Harbor Bankshares	19
31,719		BB&T Corp	1,440
361		BCB Bancorp, Inc	6
573		Bear State Financial, Inc	5
2,708		Beneficial Bancorp, Inc	41
1,314		Berkshire Hills Bancorp, Inc	46
901		Blue Hills Bancorp, Inc	16
2,322	*,e	BofI Holding, Inc	55
973		BOK Financial Corp	82
3,231		Boston Private Financial Holdings, Inc	50
683		Bridge Bancorp, Inc	23
2,984		Brookline Bancorp, Inc	44
630		Bryn Mawr Bank Corp	27
334	*	BSB Bancorp, Inc	10
131		C&F Financial Corp	6
321	*	Cadence BanCorp	7
613		Camden National Corp	26
1		Canadian Imperial Bank of Commerce/Canada	0	^
1,131		Capital Bank Financial Corp	43
447		Capital City Bank Group, Inc	9
5,027		Capitol Federal Financial	71
314	*	Capstar Financial Holdings, Inc	6
555		Carolina Financial Corp	18
2,923		Cathay General Bancorp	111
2,100		Centerstate Banks of Florida, Inc	52
1,125		Central Pacific Financial Corp	35
383		Central Valley Community Bancorp	9
152		Century Bancorp, Inc	10
504		Charter Financial Corp	9
2,638		Chemical Financial Corp	128
122		Chemung Financial Corp	5
7,911		CIT Group, Inc	385
107,949		Citigroup, Inc	7,220
533		Citizens & Northern Corp	12
19,834		Citizens Financial Group, Inc	708
597		City Holding Co	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

377		Civista Bancshares, Inc	$8
856		Clifton Bancorp, Inc	14
498		CNB Financial Corp	12
1,467		CoBiz, Inc	26
326		Codorus Valley Bancorp, Inc	9
2,323		Columbia Banking System, Inc	93
6,913		Comerica, Inc	506
3,487		Commerce Bancshares, Inc	198
254	*,e	Commerce Union Bancshares, Inc	6
1,925		Community Bank System, Inc	107
837	*	Community Bankers Trust Corp	7
153	*	Community Financial Corp	6
651		Community Trust Bancorp, Inc	28
1,146		ConnectOne Bancorp, Inc	26
206		County Bancorp, Inc	5
673	*	CU Bancorp	24
2,189		Cullen/Frost Bankers, Inc	206
1,005	*	Customers Bancorp, Inc	28
4,043		CVB Financial Corp	91
1,325		Dime Community Bancshares	26
113		DNB Financial Corp	4
1,262	*	Eagle Bancorp, Inc	80
5,625		East West Bancorp, Inc	330
192	*	Entegra Financial Corp	4
314		Enterprise Bancorp, Inc	11
828		Enterprise Financial Services Corp	34
402	*	Equity Bancshares, Inc	12
342		ESSA Bancorp, Inc	5
2,998	*	Essent Group Ltd	111
171		Evans Bancorp, Inc	7
178		Farmers & Merchants Bancorp, Inc	11
298		Farmers Capital Bank Corp	12
1,013		Farmers National Banc Corp	15
246	*	FB Financial Corp	9
1,363	*	FCB Financial Holdings, Inc	65
384		Federal Agricultural Mortgage Corp (Class C)	25
863		Fidelity Southern Corp	20
29,398		Fifth Third Bancorp	763
527		Financial Institutions, Inc	16
936		First Bancorp (NC)	29
6,201	*	First Bancorp (Puerto Rico)	36
498		First Bancorp, Inc	13
322		First Bancshares, Inc	9
1,277		First Busey Corp	37
360		First Business Financial Services, Inc	8
295		First Citizens Bancshares, Inc (Class A)	110
3,678		First Commonwealth Financial Corp	47
680		First Community Bancshares, Inc	19
503	*	First Community Financial Partners, Inc	7
542		First Connecticut Bancorp	14
368		First Defiance Financial Corp	19
2,385		First Financial Bancorp	66
2,466	e	First Financial Bankshares, Inc	109

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

384		First Financial Corp	$18
175		First Financial Northwest, Inc	3
1,098	*	First Foundation, Inc	18
148		First Guaranty Bancshares, Inc	4
2,091		First Hawaiian, Inc	64
9,145		First Horizon National Corp	159
228		First Internet Bancorp	6
951		First Interstate Bancsystem, Inc	35
1,580		First Merchants Corp	63
380		First Mid-Illinois Bancshares, Inc	13
3,920		First Midwest Bancorp, Inc	91
327	*	First Northwest Bancorp	5
862		First of Long Island Corp	25
6,119		First Republic Bank	613
890	*	Flagstar Bancorp, Inc	27
1,083		Flushing Financial Corp	31
190	*	FNB Bancorp	5
12,570		FNB Corp	178
389	*	Franklin Financial Network, Inc	16
6,701		Fulton Financial Corp	127
903		German American Bancorp, Inc	31
2,999		Glacier Bancorp, Inc	110
412		Great Southern Bancorp, Inc	22
2,200		Great Western Bancorp, Inc	90
688	*	Green Bancorp, Inc	13
113		Greene County Bancorp, Inc	3
913		Guaranty Bancorp	25
3,286		Hancock Holding Co	161
1,297		Hanmi Financial Corp	37
406	*	HarborOne Bancorp, Inc	8
953		Heartland Financial USA, Inc	45
1,355		Heritage Commerce Corp	19
1,150		Heritage Financial Corp	30
2,919		Hilltop Holdings, Inc	77
57		Hingham Institution for Savings	10
238		Home Bancorp, Inc	10
4,991		Home Bancshares, Inc	124
698	*	HomeStreet, Inc	19
667	*	HomeTrust Bancshares, Inc	16
5,041		Hope Bancorp, Inc	94
806		Horizon Bancorp	21
323	*	Howard Bancorp, Inc	6
42,297		Huntington Bancshares, Inc	572
1,963		IBERIABANK Corp	160
350	*	Impac Mortgage Holdings, Inc	5
1,031		Independent Bank Corp (MA)	69
863		Independent Bank Corp (MI)	19
679		Independent Bank Group, Inc	40
2,138		International Bancshares Corp	75
299	*	Investar Holding Corp	7
10,225		Investors Bancorp, Inc	137
138,588		JPMorgan Chase & Co	12,667
3,353		Kearny Financial Corp	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

42,498		Keycorp	$796
1,629		Lakeland Bancorp, Inc	31
976		Lakeland Financial Corp	45
378		LCNB Corp	8
1,826		LegacyTexas Financial Group, Inc	70
263	*	LendingTree, Inc	45
833	e	Live Oak Bancshares, Inc	20
5,658		M&T Bank Corp	916
1,072		Macatawa Bank Corp	10
946		MainSource Financial Group, Inc	32
236	*	Malvern Bancorp, Inc	6
3,131		MB Financial, Inc	138
540		MBT Financial Corp	5
640		Mercantile Bank Corp	20
1,997		Meridian Bancorp, Inc	34
345		Meta Financial Group, Inc	31
14,392	*	MGIC Investment Corp	161
96	e	Middlefield Banc Corp	5
582		Midland States Bancorp, Inc	20
334		Midsouth Bancorp, Inc	4
406		MidWestOne Financial Group, Inc	14
213		MutualFirst Financial, Inc	8
984		National Bank Holdings Corp	33
257	e	National Bankshares, Inc	10
405	*	National Commerce Corp	16
1,121	*	Nationstar Mortgage Holdings, Inc	20
1,661		NBT Bancorp, Inc	61
18,627		New York Community Bancorp, Inc	245
301	*	Nicolet Bankshares, Inc	16
2,265	*	NMI Holdings, Inc	26
256		Northeast Bancorp	5
1,643		Northfield Bancorp, Inc	28
280		Northrim BanCorp, Inc	9
3,683		Northwest Bancshares, Inc	58
149	*,e	Norwood Financial Corp	6
1,226		OceanFirst Financial Corp	33
1,902	e	OFG Bancorp	19
160		Ohio Valley Banc Corp	6
361		Old Line Bancshares, Inc	10
4,858		Old National Bancorp	84
127		Old Point Financial Corp	4
1,237		Old Second Bancorp, Inc	14
796		Opus Bank	19
1,420		Oritani Financial Corp	24
297		Orrstown Financial Services, Inc	7
860		Pacific Continental Corp	22
589	*	Pacific Mercantile Bancorp	5
1,516	*	Pacific Premier Bancorp, Inc	56
4,710		PacWest Bancorp	220
159	*	Paragon Commercial Corp	8
529		Park National Corp	55
2,151		Park Sterling Bank	26
180	*	Parke Bancorp, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

696	*	PCSB Financial Corp	$12
642		Peapack Gladstone Financial Corp	20
221		Penns Woods Bancorp, Inc	9
575	*	PennyMac Financial Services, Inc	10
159		Peoples Bancorp of North Carolina, Inc	5
595		Peoples Bancorp, Inc	19
333		Peoples Financial Services Corp	15
13,413		People’s United Financial, Inc	237
521		People’s Utah Bancorp	14
2,087	*	PHH Corp	29
2,813		Pinnacle Financial Partners, Inc	177
18,955		PNC Financial Services Group, Inc	2,367
3,900		Popular, Inc	163
510		Preferred Bank	27
377		Premier Financial Bancorp, Inc	8
2,586		Prosperity Bancshares, Inc	166
168	*	Provident Bancorp, Inc	4
251		Provident Financial Holdings, Inc	5
2,502		Provident Financial Services, Inc	64
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	22
8,421		Radian Group, Inc	138
47,044		Regions Financial Corp	689
1,629		Renasant Corp	71
364		Republic Bancorp, Inc (Class A)	13
1,873	*,e	Republic First Bancorp, Inc	17
671		Riverview Bancorp, Inc	4
1,349		S&T Bancorp, Inc	48
910		Sandy Spring Bancorp, Inc	37
1,542	*	Seacoast Banking Corp of Florida	37
1,876		ServisFirst Bancshares, Inc	69
497		Shore Bancshares, Inc	8
475		SI Financial Group, Inc	8
370		Sierra Bancorp	9
2,094	*	Signature Bank	301
1,210		Simmons First National Corp (Class A)	64
275	*	SmartFinancial, Inc	7
1,122		South State Corp	96
228	*	Southern First Bancshares, Inc	8
231		Southern Missouri Bancorp, Inc	7
454		Southern National Bancorp of Virginia, Inc	8
1,069		Southside Bancshares, Inc	37
740		Southwest Bancorp, Inc	19
1,460		State Bank & Trust Co	40
5,200		Sterling Bancorp/DE	121
922		Stock Yards Bancorp, Inc	36
534		Stonegate Bank	25
394		Summit Financial Group, Inc	9
385		Sun Bancorp, Inc	10
272	*	Sunshine Bancorp, Inc	6
18,922		SunTrust Banks, Inc	1,073
2,051	*	SVB Financial Group	361
4,801		Synovus Financial Corp	212

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,199		TCF Financial Corp	$99
286		Territorial Bancorp, Inc	9
1,930	*	Texas Capital Bancshares, Inc	149
2,029		TFS Financial Corp	31
1,514	*	The Bancorp, Inc	11
232		Timberland Bancorp, Inc	6
573		Tompkins Trustco, Inc	45
2,219		TowneBank	68
782		Trico Bancshares	28
943	*	Tristate Capital Holdings, Inc	24
657	*	Triumph Bancorp, Inc	16
3,358		Trustco Bank Corp NY	26
2,619		Trustmark Corp	84
275	e	Two River Bancorp	5
1,796		UMB Financial Corp	134
8,613		Umpqua Holdings Corp	158
1,678		Union Bankshares Corp	57
161	e	Union Bankshares, Inc	8
3,861		United Bankshares, Inc	151
2,711		United Community Banks, Inc	75
1,829		United Community Financial Corp	15
2,065		United Financial Bancorp, Inc (New)	34
510	*	United Security Bancshares	5
266		Unity Bancorp, Inc	5
1,012		Univest Corp of Pennsylvania	30
62,015		US Bancorp	3,220
10,196		Valley National Bancorp	120
558	*	Veritex Holdings, Inc	15
1,098	*	Walker & Dunlop, Inc	54
3,506		Washington Federal, Inc	116
581		Washington Trust Bancorp, Inc	30
333		WashingtonFirst Bankshares, Inc	12
1,032		Waterstone Financial, Inc	19
3,586		Webster Financial Corp	187
176,145		Wells Fargo & Co	9,760
1,636		WesBanco, Inc	65
597		West Bancorporation, Inc	14
1,024	e	Westamerica Bancorporation	57
3,836	*	Western Alliance Bancorp	189
1,021		Western New England Bancorp, Inc	10
2,157		Wintrust Financial Corp	165
8,517	*	WMIH Corp	11
1,176		WSFS Financial Corp	53
225	*	Xenith Bankshares, Inc	7
7,904		Zions Bancorporation	347

		TOTAL BANKS	67,548

CAPITAL GOODS - 7.7%
22,720		3M Co	4,730
5,681		A.O. Smith Corp	320
1,675		Aaon, Inc	62
1,251		AAR Corp	43
2,301		Actuant Corp (Class A)	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,721		Acuity Brands, Inc	$350
1,431		Advanced Drainage Systems, Inc	29
5,997	*	Aecom Technology Corp	194
1,316	*	Aegion Corp	29
2,671	*	Aerojet Rocketdyne Holdings, Inc	56
831	*	Aerovironment, Inc	32
2,620		AGCO Corp	177
3,762		Air Lease Corp	141
1,949		Aircastle Ltd	42
374		Alamo Group, Inc	34
1,111		Albany International Corp (Class A)	59
3,696		Allegion plc	300
205		Allied Motion Technologies, Inc	6
5,148		Allison Transmission Holdings, Inc	193
1,121		Altra Holdings, Inc	45
909	*	Ameresco, Inc	7
324	e	American Railcar Industries, Inc	12
568	*	American Woodmark Corp	54
8,968		Ametek, Inc	543
1,095		Apogee Enterprises, Inc	62
1,503		Applied Industrial Technologies, Inc	89
15,274		Arconic, Inc	346
555		Argan, Inc	33
822	*	Armstrong Flooring, Inc	15
1,735	*	Armstrong World Industries, Inc	80
823		Astec Industries, Inc	46
810	*	Astronics Corp	25
1,239	*	Atkore International Group, Inc	28
2,036	*,e	Axon Enterprise, Inc	51
1,059		AZZ, Inc	59
1,864	*	Babcock & Wilcox Enterprises, Inc	22
1,953		Barnes Group, Inc	114
2,363	*	Beacon Roofing Supply, Inc	116
279	*	Blue Bird Corp	5
2,534	*	BMC Stock Holdings, Inc	55
22,283		Boeing Co	4,406
1,640		Briggs & Stratton Corp	40
3,625	*	Builders FirstSource, Inc	56
3,699		BWX Technologies, Inc	180
883	*	Caesarstone Sdot-Yam Ltd	31
520	*	CAI International, Inc	12
2,450		Carlisle Cos, Inc	234
22,245		Caterpillar, Inc	2,390
1,264	*	Chart Industries, Inc	44
3,897	e	Chicago Bridge & Iron Co NV	77
647		CIRCOR International, Inc	38
3,463	*	Colfax Corp	136
840		Columbus McKinnon Corp	21
1,470		Comfort Systems USA, Inc	55
945	*	Commercial Vehicle Group, Inc	8
1,524	*	Continental Building Products Inc	36
1,950		Crane Co	155
554	*	CSW Industrials, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,041		Cubic Corp	$48
6,203		Cummins, Inc	1,006
1,720		Curtiss-Wright Corp	158
12,450		Deere & Co	1,539
2,400	*	DigitalGlobe, Inc	80
535		DMC Global, Inc	7
5,224		Donaldson Co, Inc	238
932		Douglas Dynamics, Inc	31
6,009		Dover Corp	482
485	*	Ducommun, Inc	15
567	*	DXP Enterprises, Inc	20
1,212	*	Dycom Industries, Inc	109
174		Eastern Co	5
17,487		Eaton Corp	1,361
2,290		EMCOR Group, Inc	150
25,164		Emerson Electric Co	1,500
840		Encore Wire Corp	36
648	*,e	Energous Corp	11
1,368	*	Energy Recovery, Inc	11
1,701		EnerSys	123
788	*	Engility Holdings, Inc	22
830		EnPro Industries, Inc	59
137		EnviroStar, Inc	4
4,653		Equifax, Inc	639
995		ESCO Technologies, Inc	59
1,019	*	Esterline Technologies Corp	97
11,310		Fastenal Co	492
2,292		Federal Signal Corp	40
5,094		Flowserve Corp	237
5,480		Fluor Corp	251
12,008		Fortive Corp	761
6,027		Fortune Brands Home & Security, Inc	393
499	*	Foundation Building Materials, Inc	6
1,724		Franklin Electric Co, Inc	71
635		Freightcar America, Inc	11
1,617	*	Gardner Denver Holdings, Inc	35
1,474		GATX Corp	95
277	*	Gencor Industries, Inc	4
2,385	*	Generac Holdings, Inc	86
1,836		General Cable Corp	30
10,138		General Dynamics Corp	2,008
340,645		General Electric Co	9,201
1,244	*	Gibraltar Industries, Inc	44
870		Global Brass & Copper Holdings, Inc	27
922	*	GMS, Inc	26
678		Gorman-Rupp Co	17
2,130		Graco, Inc	233
470		Graham Corp	9
1,549		Granite Construction, Inc	75
2,253	*	Great Lakes Dredge & Dock Corp	10
1,065	e	Greenbrier Cos, Inc	49
1,120		Griffon Corp	25
1,293		H&E Equipment Services, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

423		Hardinge, Inc	$5
3,062	*	Harsco Corp	49
1,580	*	HC2 Holdings, Inc	9
7,822	*	HD Supply Holdings, Inc	240
977		HEICO Corp	70
1,891		HEICO Corp (Class A)	117
981	*	Herc Holdings, Inc	39
3,542		Hexcel Corp	187
2,415		Hillenbrand, Inc	87
29,834		Honeywell International, Inc	3,977
2,111		Hubbell, Inc	239
1,767		Huntington Ingalls	329
316		Hurco Cos, Inc	11
823	*	Huttig Building Products, Inc	6
404		Hyster-Yale Materials Handling, Inc	28
3,011		IDEX Corp	340
298	*	IES Holdings, Inc	5
11,889		Illinois Tool Works, Inc	1,703
10,005		Ingersoll-Rand plc	914
716		Insteel Industries, Inc	24
3,480		ITT, Inc	140
4,688		Jacobs Engineering Group, Inc	255
879	*	JELD-WEN Holding, Inc	29
1,200		John Bean Technologies Corp	118
36,589		Johnson Controls International plc	1,587
433		Kadant, Inc	33
1,040		Kaman Corp	52
5,716		KBR, Inc	87
3,108		Kennametal, Inc	116
1,868	*	KEYW Holding Corp, The	17
2,010	*	KLX, Inc	101
2,746	*	Kratos Defense & Security Solutions, Inc	33
3,022		L3 Technologies, Inc	505
246	*	Lawson Products, Inc	5
763	*	Layne Christensen Co	7
306	*	LB Foster Co (Class A)	7
1,529		Lennox International, Inc	281
2,298		Lincoln Electric Holdings, Inc	212
408		Lindsay Corp	36
9,814		Lockheed Martin Corp	2,724
986		LSI Industries, Inc	9
674	*	Lydall, Inc	35
4,792		Manitowoc Co, Inc	29
12,543		Masco Corp	479
1,161	*	Masonite International Corp	88
2,577	*	Mastec, Inc	116
1,815	*	Mercury Systems, Inc	76
3,256	*	Meritor, Inc	54
2,236	*	Middleby Corp	272
1,678	*	Milacron Holdings Corp	30
446		Miller Industries, Inc	11
1,239	*	Moog, Inc (Class A)	89
3,470	*	MRC Global, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,759		MSC Industrial Direct Co (Class A)	$151
2,210		Mueller Industries, Inc	67
6,011		Mueller Water Products, Inc (Class A)	70
639	*	MYR Group, Inc	20
206	e	National Presto Industries, Inc	23
1,911	*	Navistar International Corp	50
1,570	*	NCI Building Systems, Inc	26
210	*	Neff Corp	4
962	*	Nexeo Solutions, Inc	8
1,020		NN, Inc	28
2,239		Nordson Corp	272
6,316		Northrop Grumman Corp	1,621
371	*	Northwest Pipe Co	6
4,328	*	NOW, Inc	70
291	*	NV5 Holdings, Inc	12
117		Omega Flex, Inc	8
2,206		Orbital ATK, Inc	217
987	*	Orion Marine Group, Inc	7
2,888		Oshkosh Truck Corp	199
4,331		Owens Corning, Inc	290
13,427		PACCAR, Inc	887
5,175		Parker-Hannifin Corp	827
603	*	Patrick Industries, Inc	44
6,483		Pentair plc	431
1,847	*	PGT, Inc	24
7,340	*,e	Plug Power, Inc	15
738	*	Ply Gem Holdings, Inc	13
416		Powell Industries, Inc	13
96		Preformed Line Products Co	4
1,452		Primoris Services Corp	36
1,003	*	Proto Labs, Inc	67
1,340		Quanex Building Products Corp	28
5,705	*	Quanta Services, Inc	188
1,477		Raven Industries, Inc	49
11,403		Raytheon Co	1,841
899	*	RBC Bearings, Inc	91
1,737		Regal-Beloit Corp	142
432		REV Group, Inc	12
439	*	Revolution Lighting Technologies, Inc	3
4,030	*	Rexnord Corp	94
5,024		Rockwell Automation, Inc	814
6,347		Rockwell Collins, Inc	667
3,945		Roper Industries, Inc	913
257	*	Rush Enterprises, Inc	9
1,200	*	Rush Enterprises, Inc (Class A)	45
6,615	*	Sensata Technologies Holding BV	283
1,581		Simpson Manufacturing Co, Inc	69
1,315	*	SiteOne Landscape Supply, Inc	68
2,268		Snap-On, Inc	358
460	*	Sparton Corp	10
4,720		Spirit Aerosystems Holdings, Inc (Class A)	273
1,707	*	SPX Corp	43
1,563	*	SPX FLOW, Inc	58

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

487		Standex International Corp	$44
5,923		Stanley Works	834
1,004	*	Sterling Construction Co, Inc	13
922		Sun Hydraulics Corp	39
3,212	*,e	Sunrun, Inc	23
541		Supreme Industries, Inc	9
1,359	*	Teledyne Technologies, Inc	173
647		Tennant Co	48
3,532		Terex Corp	132
967		Textainer Group Holdings Ltd	14
10,503		Textron, Inc	495
431	*,e	The ExOne Company	5
1,276	*	Thermon Group Holdings	24
2,702		Timken Co	125
1,841		Titan International, Inc	22
784	*	Titan Machinery, Inc	14
4,075		Toro Co	282
400	*	TPI Composites, Inc	7
1,899		TransDigm Group, Inc	511
1,152	*	Trex Co, Inc	78
1,789	*	Trimas Corp	37
5,866		Trinity Industries, Inc	164
1,667		Triton International Ltd	56
1,896		Triumph Group, Inc	60
1,399	*	Tutor Perini Corp	40
343	*	Twin Disc, Inc	6
3,302	*	United Rentals, Inc	372
29,235		United Technologies Corp	3,570
4,022	*	Univar, Inc	117
775		Universal Forest Products, Inc	68
3,432	*	USG Corp	100
874		Valmont Industries, Inc	131
455	*	Vectrus, Inc	15
419	*	Veritiv Corp	19
649	*	Vicor Corp	12
2,060		W.W. Grainger, Inc	372
2,295		Wabash National Corp	50
1,986	*	WABCO Holdings, Inc	253
3,364		Wabtec Corp	308
1,180		Watsco, Inc	182
1,120		Watts Water Technologies, Inc (Class A)	71
5,066	*	Welbilt, Inc	96
2,328	*	Wesco Aircraft Holdings, Inc	25
1,864	*	WESCO International, Inc	107
67	*	Willis Lease Finance Corp	2
2,064		Woodward Governor Co	139
7,022		Xylem, Inc	389

		TOTAL CAPITAL GOODS	75,963

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,170		ABM Industries, Inc	90
2,247	*	Acacia Research (Acacia Technologies)	9
4,335	*	ACCO Brands Corp	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

954	*	Advanced Disposal Services, Inc	$22
1,564	*	Advisory Board Co	81
407	*,e	Aqua Metals, Inc	5
2,166	*	ARC Document Solutions, Inc	9
274		Barrett Business Services, Inc	16
198		BG Staffing, Inc	3
1,868		Brady Corp (Class A)	63
1,790		Brink’s Co	120
1,375	*	Casella Waste Systems, Inc (Class A)	23
2,160	*	CBIZ, Inc	32
948		Ceco Environmental Corp	9
3,360		Cintas Corp	423
2,053	*	Clean Harbors, Inc	115
586	*,e	Cogint, Inc	3
7,753	*	Copart, Inc	246
4,607	e	Covanta Holding Corp	61
364		CRA International, Inc	13
1,839		Deluxe Corp	127
1,448		Dun & Bradstreet Corp	157
6,139	*,m	Dyax Corp	7
1,051		Ennis, Inc	20
1,364		Essendant, Inc	20
997		Exponent, Inc	58
419	*	Franklin Covey Co	8
1,597	*	FTI Consulting, Inc	56
494	*	GP Strategies Corp	13
2,765		Healthcare Services Group	129
711		Heidrick & Struggles International, Inc	15
555	*	Heritage-Crystal Clean, Inc	9
2,222		Herman Miller, Inc	68
1,049	*	Hill International, Inc	5
1,783		HNI Corp	71
1,406	*	Hudson Technologies, Inc	12
896	*	Huron Consulting Group, Inc	39
707	*	ICF International, Inc	33
15,313	*	IHS Markit Ltd	674
1,756	*	Innerworkings, Inc	20
687		Insperity, Inc	49
2,401		Interface, Inc	47
5,371		KAR Auction Services, Inc	225
1,192		Kelly Services, Inc (Class A)	27
1,045		Kforce, Inc	20
1,392		Kimball International, Inc (Class B)	23
1,970		Knoll, Inc	40
1,994		Korn/Ferry International	69
1,270		LSC Communications, Inc	27
2,615		Manpower, Inc	292
1,217		Matthews International Corp (Class A)	75
919		McGrath RentCorp	32
4,469	*,m	Media General, Inc	2
757	*	Mistras Group, Inc	17
1,705		Mobile Mini, Inc	51
1,290		MSA Safety, Inc	105

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

514		Multi-Color Corp	$42
1,969	*	Navigant Consulting, Inc	39
13,969		Nielsen NV	540
563	*	NL Industries, Inc	4
1,977	*	On Assignment, Inc	107
7,274		Pitney Bowes, Inc	110
1,198		Quad Graphics, Inc	27
9,003		Republic Services, Inc	574
1,107		Resources Connection, Inc	15
4,841		Robert Half International, Inc	232
3,656		Rollins, Inc	149
1,727	*	RPX Corp	24
2,868		RR Donnelley & Sons Co	36
672	*	SP Plus Corp	21
3,128		Steelcase, Inc (Class A)	44
3,227	*	Stericycle, Inc	246
1,231	*	Team, Inc	29
2,101		Tetra Tech, Inc	96
4,985	*	TransUnion	216
1,603	*	TriNet Group, Inc	52
1,626	*	TrueBlue, Inc	43
592		Unifirst Corp	83
844		US Ecology, Inc	43
5,911	*	Verisk Analytics, Inc	499
795		Viad Corp	38
340		VSE Corp	15
1,451	*	WageWorks, Inc	98
17,316		Waste Management, Inc	1,270
1,646		West Corp	38
279	*	Willdan Group, Inc	9

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,775

CONSUMER DURABLES & APPAREL - 1.4%
821		Acushnet Holdings Corp	16
2,238	*	American Outdoor Brands Corp	50
383		Bassett Furniture Industries, Inc	15
1,140	*	Beazer Homes USA, Inc	16
727	*	Black Diamond, Inc	5
3,502		Brunswick Corp	220
2,804		CalAtlantic Group, Inc	99
3,598		Callaway Golf Co	46
1,874		Carter’s, Inc	167
352	*	Cavco Industries, Inc	46
649	*	Century Communities, Inc	16
10,947		Coach, Inc	518
1,106		Columbia Sportswear Co	64
2,849	*	CROCS, Inc	22
269		CSS Industries, Inc	7
447		Culp, Inc	15
1,222	*	Deckers Outdoor Corp	83
232	*	Delta Apparel, Inc	5
13,291		DR Horton, Inc	459
458		Escalade, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

958		Ethan Allen Interiors, Inc	$31
273		Flexsteel Industries, Inc	15
1,713	*	Fossil Group, Inc	18
4,672		Garmin Ltd	238
1,666	*	G-III Apparel Group Ltd	42
4,066	*,e	GoPro, Inc	33
992	*	Green Brick Partners, Inc	11
14,194		Hanesbrands, Inc	329
4,413		Hasbro, Inc	492
1,059	*	Helen of Troy Ltd	100
438		Hooker Furniture Corp	18
4,761	*	Hovnanian Enterprises, Inc (Class A)	13
1,775	*	Iconix Brand Group, Inc	12
845	*	Installed Building Products Inc	45
1,024	*	iRobot Corp	86
232		Johnson Outdoors, Inc	11
5,026	*	Kate Spade & Co	93
3,347		KB Home	80
1,887		La-Z-Boy, Inc	61
5,198		Leggett & Platt, Inc	273
420		Lennar Corp (B Shares)	19
7,741		Lennar Corp (Class A)	413
624	*,e	LGI Homes, Inc	25
847		Libbey, Inc	7
362		Lifetime Brands, Inc	7
3,787	*	Lululemon Athletica, Inc	226
862	*	M/I Homes, Inc	25
776	*	Malibu Boats Inc	20
441		Marine Products Corp	7
13,433		Mattel, Inc	289
673		MCBC Holdings, Inc	13
1,630		MDC Holdings, Inc	58
1,504	*	Meritage Homes Corp	63
6,011	*	Michael Kors Holdings Ltd	218
2,421	*	Mohawk Industries, Inc	585
638		Movado Group, Inc	16
182		Nacco Industries, Inc (Class A)	13
1,163	*	Nautilus, Inc	22
556	*	New Home Co Inc	6
18,753		Newell Rubbermaid, Inc	1,006
51,794		Nike, Inc (Class B)	3,056
130	*	NVR, Inc	313
621		Oxford Industries, Inc	39
546	*	Perry Ellis International, Inc	11
3,035		Phillips-Van Heusen Corp	347
2,283	e	Polaris Industries, Inc	211
1,561		Pool Corp	183
11,384		Pulte Homes, Inc	279
2,197		Ralph Lauren Corp	162
1,607	*	Sequential Brands Group, Inc	6
5,202	*	Skechers U.S.A., Inc (Class A)	153
2,305	*	Steven Madden Ltd	92
652	e	Sturm Ruger & Co, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

295		Superior Uniform Group, Inc	$7
2,391	*	Taylor Morrison Home Corp	57
1,812	*,e	Tempur Sealy International, Inc	97
5,929		Toll Brothers, Inc	234
1,426	*	TopBuild Corp	76
6,145	*	TRI Pointe Homes, Inc	81
1,991		Tupperware Corp	140
253	*	UCP, Inc (Class A)	3
7,306	*	Under Armour, Inc	147
7,201	*,e	Under Armour, Inc (Class A)	157
700	*	Unifi, Inc	22
585	*	Universal Electronics, Inc	39
1,001	*	Vera Bradley, Inc	10
12,969		VF Corp	747
2,174	*	Vista Outdoor, Inc	49
252		Weyco Group, Inc	7
2,830		Whirlpool Corp	542
889	*	William Lyon Homes, Inc	21
3,662		Wolverine World Wide, Inc	103
1,093	*	Zagg, Inc	9

		TOTAL CONSUMER DURABLES & APPAREL	14,354

CONSUMER SERVICES - 2.3%
2,413	*	Adtalem Global Education, Inc	92
675	*	American Public Education, Inc	16
9,372		ARAMARK Holdings Corp	384
416	*	Ascent Media Corp (Series A)	6
3,449	*	Belmond Ltd.	46
817	*	BJ’s Restaurants, Inc	30
3,847		Bloomin’ Brands, Inc	82
770		Bob Evans Farms, Inc	55
641	*	Bojangles’, Inc	10
3,239		Boyd Gaming Corp	80
877	*	Bridgepoint Education, Inc	13
1,976	*	Bright Horizons Family Solutions	153
1,952		Brinker International, Inc	74
616	*	Buffalo Wild Wings, Inc	78
1,862	*	Caesars Acquisition Co	35
1,990	*,e	Caesars Entertainment Corp	24
428		Capella Education Co	37
2,656	*	Career Education Corp	25
15,936		Carnival Corp	1,045
591		Carriage Services, Inc	16
1,345	*	Carrols Restaurant Group, Inc	16
761	*	Century Casinos, Inc	6
1,753		Cheesecake Factory	88
3,194	*,e	Chegg, Inc	39
991	*	Chipotle Mexican Grill, Inc (Class A)	412
1,319		Choice Hotels International, Inc	85
525		Churchill Downs, Inc	96
751	*	Chuy’s Holdings, Inc	18
2,643		ClubCorp Holdings, Inc	35
328		Collectors Universe	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

721	e	Cracker Barrel Old Country Store, Inc	$121
4,824		Darden Restaurants, Inc	436
1,638	*	Dave & Buster’s Entertainment, Inc	109
1,033	*	Del Frisco’s Restaurant Group, Inc	17
1,227	*	Del Taco Restaurants, Inc	17
2,646	*	Denny’s Corp	31
664		DineEquity, Inc	29
1,883		Domino’s Pizza, Inc	398
2,096	*	Drive Shack, Inc	7
3,608		Dunkin Brands Group, Inc	199
809	*,e	El Pollo Loco Holdings, Inc	11
1,789	*	Eldorado Resorts, Inc	36
125	*	Empire Resorts, Inc	3
6,386		Extended Stay America, Inc	124
1,005	*	Fiesta Restaurant Group, Inc	21
217	*	Fogo De Chao, Inc	3
412		Golden Entertainment, Inc	9
169		Graham Holdings Co	101
1,857	*	Grand Canyon Education, Inc	146
8,075		H&R Block, Inc	250
768	*	Habit Restaurants, Inc	12
2,287	*	Hilton Grand Vacations, Inc	82
7,534		Hilton Worldwide Holdings, Inc	466
4,089	*	Houghton Mifflin Harcourt Co	50
1,309	*	Hyatt Hotels Corp	74
4,167		ILG, Inc	115
4,144		International Game Technology plc	76
972		International Speedway Corp (Class A)	36
502	*	Intrawest Resorts Holdings Inc	12
596	*	J Alexander’s Holdings, Inc	7
1,238		Jack in the Box, Inc	122
1,321	*	K12, Inc	24
3,205	*	La Quinta Holdings, Inc	47
14,137		Las Vegas Sands Corp	903
1,409	*	Laureate Education, Inc	25
203		Liberty Tax, Inc	3
608	*	Lindblad Expeditions Holdings, Inc	6
736		Marcus Corp	22
12,383		Marriott International, Inc (Class A)	1,242
849		Marriott Vacations Worldwide Corp	100
31,976		McDonald’s Corp	4,897
19,803		MGM Resorts International	620
388	*	Monarch Casino & Resort, Inc	12
133	*	Nathan’s Famous, Inc	8
400	*,e	Noodles & Co	2
6,304	*	Norwegian Cruise Line Holdings Ltd	342
832	*	Panera Bread Co (Class A)	262
1,063		Papa John’s International, Inc	76
3,355	*	Penn National Gaming, Inc	72
2,110	*	Pinnacle Entertainment, Inc	42
3,264		Planet Fitness, Inc	76
946	*	Potbelly Corp	11
330	e	RCI Hospitality Holdings, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

638	*	Red Lion Hotels Corp	$5
500	*	Red Robin Gourmet Burgers, Inc	33
2,623		Red Rock Resorts, Inc	62
1,367	*	Regis Corp	14
6,703		Royal Caribbean Cruises Ltd	732
3,070	*	Ruby Tuesday, Inc	6
1,174		Ruth’s Chris Steak House, Inc	26
1,968	*	Scientific Games Corp (Class A)	51
2,698		SeaWorld Entertainment, Inc	44
7,130		Service Corp International	238
5,213	*	ServiceMaster Global Holdings, Inc	204
841	*,e	Shake Shack, Inc	29
2,790		Six Flags Entertainment Corp	166
1,512		Sonic Corp	40
1,487	*	Sotheby’s (Class A)	80
581		Speedway Motorsports, Inc	11
55,281		Starbucks Corp	3,223
39	*	Steak N Shake Co	16
417		Strayer Education, Inc	39
2,599		Texas Roadhouse, Inc (Class A)	132
1,540		Vail Resorts, Inc	312
1,142	*,e	Weight Watchers International, Inc	38
7,240		Wendy’s	112
1,127		Wingstop, Inc	35
3,991		Wyndham Worldwide Corp	401
3,126		Wynn Resorts Ltd	419
14,437	*	Yum China Holdings, Inc	569
13,637		Yum! Brands, Inc	1,006
805	*,e	Zoe’s Kitchen, Inc	10

		TOTAL CONSUMER SERVICES	23,077

DIVERSIFIED FINANCIALS - 4.5%
2,209		Affiliated Managers Group, Inc	366
1,028		AG Mortgage Investment Trust	19
13,893		AGNC Investment Corp	296
17,842		Ally Financial, Inc	373
29,070		American Express Co	2,449
5,938		Ameriprise Financial, Inc	756
39,873		Annaly Capital Management, Inc	481
3,633		Anworth Mortgage Asset Corp	22
3,555		Apollo Commercial Real Estate Finance, Inc	66
1,014		Ares Commercial Real Estate Corp	13
727	e	Arlington Asset Investment Corp (Class A)	10
1,518		ARMOUR Residential REIT, Inc	38
1,731		Artisan Partners Asset Management, Inc	53
269		Associated Capital Group, Inc	9
382		B. Riley Financial, Inc	7
39,480		Bank of New York Mellon Corp	2,014
8,951		BGC Partners, Inc (Class A)	113
4,870		BlackRock, Inc	2,057
18,832		Capital One Financial Corp	1,556
3,681		Capstead Mortgage Corp	38
4,312		CBOE Holdings, Inc	394

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

46,360		Charles Schwab Corp	$1,992
412		Cherry Hill Mortgage Investment Corp	8
7,165		Chimera Investment Corp	134
13,254		CME Group, Inc	1,660
853		Cohen & Steers, Inc	35
1,050	*	Cowen Group, Inc	17
436	*,e	Credit Acceptance Corp	112
5,937		CYS Investments, Inc	50
118		Diamond Hill Investment Group, Inc	24
14,835		Discover Financial Services	923
1,075	*	Donnelley Financial Solutions, Inc	25
1,860		Dynex Capital, Inc	13
10,781	*	E*TRADE Financial Corp	410
4,316		Eaton Vance Corp	204
588	*	Elevate Credit, Inc	5
248		Ellington Residential Mortgage REIT	4
978	*	Encore Capital Group, Inc	39
1,226	*	Enova International, Inc	18
1,565		Evercore Partners, Inc (Class A)	110
1,988	*	Ezcorp, Inc (Class A)	15
1,518		Factset Research Systems, Inc	252
3,795		Federated Investors, Inc (Class B)	107
2,248		Financial Engines, Inc	82
1,853		FirstCash, Inc	108
2,523	*	FNFV Group	40
13,083		Franklin Resources, Inc	586
1,532		Gain Capital Holdings, Inc	10
181		GAMCO Investors, Inc (Class A)	5
14,380		Goldman Sachs Group, Inc	3,191
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	68
1,124		Greenhill & Co, Inc	23
544		Hamilton Lane, Inc	12
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	43
836		Houlihan Lokey, Inc	29
2,624		Interactive Brokers Group, Inc (Class A)	98
22,894		IntercontinentalExchange Group, Inc	1,509
601	*	INTL FCStone, Inc	23
15,703		Invesco Ltd	553
4,389		Invesco Mortgage Capital, Inc	73
1,302		Investment Technology Group, Inc	28
20,415	e	iShares Russell 3000 Index Fund	2,940
1,738	*	KCG Holdings, Inc	35
419		KKR Real Estate Finance Trust, Inc	9
2,622		Ladder Capital Corp	35
5,033	*	Ladenburg Thalmann Financial Services, Inc	12
4,697		Lazard Ltd (Class A)	218
3,386		Legg Mason, Inc	129
12,454	*	LendingClub Corp	69
12,677		Leucadia National Corp	332
3,491		LPL Financial Holdings, Inc	148
1,443		MarketAxess Holdings, Inc	290
418		Marlin Business Services Corp	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

15,387		MFA Mortgage Investments, Inc	$129
949		Moelis & Co	37
6,504		Moody’s Corp	791
51,716		Morgan Stanley	2,305
745		Morningstar, Inc	58
3,474		MSCI, Inc (Class A)	358
1,755		MTGE Investment Corp	33
4,411		NASDAQ OMX Group, Inc	315
11,108		Navient Corp	185
763		Nelnet, Inc (Class A)	36
11,792		New Residential Investment Corp	184
4,058		New York Mortgage Trust, Inc	25
959		NewStar Financial, Inc	10
8,157		Northern Trust Corp	793
2,164		OM Asset Management plc	32
2,011	*	On Deck Capital, Inc	9
2,198	*	OneMain Holdings, Inc	54
448		Oppenheimer Holdings, Inc	7
1,276		Orchid Island Capital, Inc	13
245		Owens Realty Mortgage, Inc	4
2,603		PennyMac Mortgage Investment Trust	48
896	*	Pico Holdings, Inc	16
553		Piper Jaffray Cos	33
727		PJT Partners, Inc	29
1,801	*	PRA Group, Inc	68
527		Pzena Investment Management, Inc (Class A)	5
5,055		Raymond James Financial, Inc	406
2,957		Redwood Trust, Inc	50
383	*	Regional Management Corp	9
1,443		Resource Capital Corp	15
10,094		S&P Global, Inc	1,474
808	*	Safeguard Scientifics, Inc	10
5,737	*	Santander Consumer USA Holdings, Inc	73
5,233		SEI Investments Co	281
298		Silvercrest Asset Management Group, Inc	4
16,893	*	SLM Corp	194
15,406		SPDR Trust Series 1	3,725
9,967		Starwood Property Trust, Inc	223
14,661		State Street Corp	1,316
2,581	*	Stifel Financial Corp	119
31,803		Synchrony Financial	948
9,207		T Rowe Price Group, Inc	683
9,980		TD Ameritrade Holding Corp	429
1,255		Tiptree Financial, Inc	9
13,515		Two Harbors Investment Corp	134
1,024	e	Virtu Financial, Inc	18
255		Virtus Investment Partners, Inc	28
7,272		Voya Financial, Inc	268
3,248		Waddell & Reed Financial, Inc (Class A)	61
1,589		Western Asset Mortgage Capital Corp	16
322		Westwood Holdings Group, Inc	18
4,611	e	WisdomTree Investments, Inc	47
229	*	World Acceptance Corp	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

607		ZAIS Financial Corp	$9

		TOTAL DIVERSIFIED FINANCIALS	44,163

ENERGY - 5.6%
5,830	*	Abraxas Petroleum Corp	9
99		Adams Resources & Energy, Inc	4
1,327		Alon USA Energy, Inc	18
22,011		Anadarko Petroleum Corp	998
9,010	*	Antero Resources Corp	195
14,950		Apache Corp	717
1,515	*	Approach Resources, Inc	5
841		Arch Coal, Inc	57
2,935		Archrock, Inc	33
985		Ardmore Shipping Corp	8
2,953	*	Atwood Oceanics, Inc	24
16,647		Baker Hughes, Inc	907
661	*	Basic Energy Services, Inc	16
2,221	*	Bill Barrett Corp	7
784	*	Bonanza Creek Energy, Inc	25
1,469	e	Bristow Group, Inc	11
1,777	*	C&J Energy Services, Inc	61
18,059		Cabot Oil & Gas Corp	453
1,677	*,e	California Resources Corp	14
7,833	*	Callon Petroleum Co	83
905	*,e	CARBO Ceramics, Inc	6
2,286	*	Carrizo Oil & Gas, Inc	40
4,328	*,e	Centennial Resource Development, Inc	69
8,023	*	Cheniere Energy, Inc	391
35,440	*,e	Chesapeake Energy Corp	176
74,079		Chevron Corp	7,729
3,696		Cimarex Energy Co	347
5,167	*	Clean Energy Fuels Corp	13
2,858	*	Cloud Peak Energy, Inc	10
5,765	*	Concho Resources, Inc	701
48,583		ConocoPhillips	2,136
8,770	*	Consol Energy, Inc	131
670	*	Contango Oil & Gas Co	4
3,475	*	Continental Resources, Inc	112
612	e	CVR Energy, Inc	13
2,390		Delek US Holdings, Inc	63
15,050	*	Denbury Resources, Inc	23
20,572		Devon Energy Corp	658
2,870		DHT Holdings, Inc	12
2,618	*,e	Diamond Offshore Drilling, Inc	28
3,839	*	Diamondback Energy, Inc	341
1,027	*	Dorian LPG Ltd	8
1,470	*	Dril-Quip, Inc	72
384	*	Earthstone Energy, Inc	4
3,296	*	Eclipse Resources Corp	9
3,813	*	Energen Corp	188
1,132	*	Energy XXI Gulf Coast, Inc	21
11,576		Ensco plc	60
22,587		EOG Resources, Inc	2,045

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,448	*,e	EP Energy Corp	$5
6,787		EQT Corp	398
891	*	Era Group, Inc	8
668		Evolution Petroleum Corp	5
1,256	*	Exterran Corp	34
4,719	*,e	Extraction Oil & Gas, Inc	64
166,133		Exxon Mobil Corp	13,412
5,927	*,e	Fairmount Santrol Holdings, Inc	23
2,612	*	Forum Energy Technologies, Inc	41
1,937	e	Frank’s International NV	16
2,830	e	Frontline Ltd	16
1,757		GasLog Ltd	27
7,137	*	Gastar Exploration, Inc	7
1,740	*,e	Gener8 Maritime, Inc	10
626	*	Geospace Technologies Corp	9
3,789		Golar LNG Ltd	84
1,490		Green Plains Renewable Energy, Inc	31
561		Gulf Island Fabrication, Inc	7
6,208	*	Gulfport Energy Corp	92
2,315	*	Halcon Resources Corp	11
557		Hallador Energy Co	4
33,898		Halliburton Co	1,448
5,378	*	Helix Energy Solutions Group, Inc	30
4,142	e	Helmerich & Payne, Inc	225
11,102		Hess Corp	487
6,919		HollyFrontier Corp	190
1,312	*	Independence Contract Drilling, Inc	5
1,110	*	International Seaways, Inc	24
30	*	Isramco, Inc	3
1,195	*	Jagged Peak Energy, Inc	16
1,138	*,e	Jones Energy, Inc (Class A)	2
1,187	*	Keane Group, Inc	19
384	*,e	Key Energy Services, Inc	7
75,379		Kinder Morgan, Inc	1,444
7,503	*	Kosmos Energy LLC	48
6,373	*	Laredo Petroleum Holdings, Inc	67
1,582	*	Lilis Energy, Inc	8
275	*	Mammoth Energy Services, Inc	5
33,383		Marathon Oil Corp	396
20,148		Marathon Petroleum Corp	1,054
3,403	*	Matador Resources Co	73
1,193	*	Matrix Service Co	11
10,793	*	McDermott International, Inc	77
377	*	Midstates Petroleum Co, Inc	5
6,404		Murphy Oil Corp	164
10,868		Nabors Industries Ltd	89
14,939		National Oilwell Varco, Inc	492
561	*	Natural Gas Services Group, Inc	14
3,582		Navios Maritime Acq Corp	5
410	*	NCS Multistage Holdings, Inc	10
7,829	*	Newfield Exploration Co	223
3,366	*	Newpark Resources, Inc	25
9,416		Noble Corp plc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,837		Noble Energy, Inc	$533
3,925	e	Nordic American Tanker Shipping	25
9,279	*	Oasis Petroleum, Inc	75
29,938		Occidental Petroleum Corp	1,792
3,828		Oceaneering International, Inc	87
2,073	*	Oil States International, Inc	56
8,208		Oneok, Inc	428
836		Overseas Shipholding Group, Inc	2
1,499	*	Pacific Ethanol, Inc	9
648		Panhandle Oil and Gas, Inc (Class A)	15
1,291	*	Par Pacific Holdings, Inc	23
5,410	*	Parker Drilling Co	7
9,019	*	Parsley Energy, Inc	250
8,122		Patterson-UTI Energy, Inc	164
4,259	e	PBF Energy, Inc	95
2,579	*	PDC Energy, Inc	111
1,871	*	Peabody Energy Corp	46
544	*,e	Penn Virginia Corp	20
620	*	PHI, Inc	6
17,077		Phillips 66	1,412
2,681	*	Pioneer Energy Services Corp	6
6,619		Pioneer Natural Resources Co	1,056
938	*	ProPetro Holding Corp	13
9,406	*	Questar Market Resources, Inc	95
8,947		Range Resources Corp	207
1,467	*	Renewable Energy Group, Inc	19
838	*,e	Resolute Energy Corp	25
234	*	Rex American Resources Corp	23
6,597	*	Rice Energy, Inc	176
611	*	RigNet, Inc	10
1,749	*	Ring Energy, Inc	23
4,518	*	Rowan Cos plc	46
2,256	e	RPC, Inc	46
5,131	*	RSP Permian, Inc	166
2,726	*,e	Sanchez Energy Corp	20
1,269	*	SandRidge Energy, Inc	22
54,478		Schlumberger Ltd	3,587
6,794		Scorpio Tankers, Inc	27
617	*	SEACOR Holdings, Inc	21
629	*	SEACOR Marine Holdings, Inc	13
2,570		SemGroup Corp	69
2,365	e	Ship Finance International Ltd	32
253	*	SilverBow Resources, Inc	7
4,345		SM Energy Co	72
801	*	Smart Sand, Inc	7
369	*	Solaris Oilfield Infrastructure, Inc	4
19,699	*	Southwestern Energy Co	120
7,633	*	SRC Energy, Inc	51
749	*	Stone Energy Corp	14
5,923	*	Superior Energy Services	62
7,616		Targa Resources Investments, Inc	344
2,010	e	Teekay Corp	13
3,273		Teekay Tankers Ltd (Class A)	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,116	*	Tellurian, Inc	$21
1,519	*	Tesco Corp	7
5,995	b	Tesoro Corp	561
3,896	*	Tetra Technologies, Inc	11
15,313	*	Transocean Ltd (NYSE)	126
7,557	*	Ultra Petroleum Corp	82
1,986	*	Unit Corp	37
5,127	*,e	Uranium Energy Corp	8
3,143		US Silica Holdings Inc	112
17,500		Valero Energy Corp	1,181
3,587	*,e	W&T Offshore, Inc	7
34,561	*	Weatherford International Ltd	134
783	*	Westmoreland Coal Co	4
14,050	*	Whiting Petroleum Corp	77
705	*	WildHorse Resource Development Corp	9
1,880	*	Willbros Group, Inc	5
32,377		Williams Cos, Inc	980
2,651		World Fuel Services Corp	102
15,377	*	WPX Energy, Inc	149

		TOTAL ENERGY	55,230

FOOD & STAPLES RETAILING - 1.4%
1,108		Andersons, Inc	38
1,519		Casey’s General Stores, Inc	163
776	*	Chefs’ Warehouse Holdings, Inc	10
39,888		CVS Health Corp	3,209
555		Ingles Markets, Inc (Class A)	18
35,607		Kroger Co	830
345	*	Natural Grocers by Vitamin C	3
2,701	*	Performance Food Group Co	74
833		Pricesmart, Inc	73
41,120	*	Rite Aid Corp	121
1,024	*	Smart & Final Stores, Inc	9
1,537		Spartan Stores, Inc	40
5,274	*	Sprouts Farmers Market, Inc	120
10,836	*	Supervalu, Inc	36
19,274		Sysco Corp	970
2,032	*	United Natural Foods, Inc	75
5,234	*	US Foods Holding Corp	142
292		Village Super Market (Class A)	8
36,606		Walgreens Boots Alliance, Inc	2,867
57,104		Wal-Mart Stores, Inc	4,322
313		Weis Markets, Inc	15
12,404		Whole Foods Market, Inc	522

		TOTAL FOOD & STAPLES RETAILING	13,665

FOOD, BEVERAGE & TOBACCO - 4.9%
136		Alico, Inc	4
75,727		Altria Group, Inc	5,639
1,205	*,e	Amplify Snack Brands, Inc	12
21,785		Archer Daniels Midland Co	901
2,508	e	B&G Foods, Inc (Class A)	89
3,660	*	Blue Buffalo Pet Products, Inc	84

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

344	*	Boston Beer Co, Inc (Class A)	$45
2,114		Brown-Forman Corp	104
6,908		Brown-Forman Corp (Class B)	336
5,491		Bunge Ltd	410
583		Calavo Growers, Inc	40
1,263	*,e	Cal-Maine Foods, Inc	50
6,999		Campbell Soup Co	365
3,333	*	Castle Brands, Inc	6
185		Coca-Cola Bottling Co Consolidated	42
150,737		Coca-Cola Co	6,760
15,863		ConAgra Foods, Inc	567
6,332		Constellation Brands, Inc (Class A)	1,227
17,097		Costco Wholesale Corp	2,734
418	*	Craft Brewers Alliance, Inc	7
6,364	*	Darling International, Inc	100
3,513		Dean Foods Co	60
7,151		Dr Pepper Snapple Group, Inc	652
288	*	Farmer Bros Co	9
6,808		Flowers Foods, Inc	118
1,315		Fresh Del Monte Produce, Inc	67
901	*	Freshpet, Inc	15
22,565		General Mills, Inc	1,250
3,970	*	Hain Celestial Group, Inc	154
5,482		Hershey Co	589
10,545		Hormel Foods Corp	360
3,112	*	Hostess Brands, Inc	50
2,752		Ingredion, Inc	328
585		J&J Snack Foods Corp	77
4,411		J.M. Smucker Co	522
368		John B. Sanfilippo & Son, Inc	23
9,694		Kellogg Co	673
23,487		Kraft Heinz Co	2,011
5,729		Lamb Weston Holdings, Inc	252
744		Lancaster Colony Corp	91
1,056	*	Landec Corp	16
179	*	Lifeway Foods, Inc	2
443		Limoneira Co	10
4,446		McCormick & Co, Inc	434
476		Mgp Ingredients, Inc	24
6,722		Molson Coors Brewing Co (Class B)	580
57,459		Mondelez International, Inc	2,482
16,189	*	Monster Beverage Corp	804
457		National Beverage Corp	43
996		Omega Protein Corp	18
55,977		PepsiCo, Inc	6,465
60,814		Philip Morris International, Inc	7,143
2,078	*	Pilgrim’s Pride Corp	46
4,626		Pinnacle Foods, Inc	275
2,539	*	Post Holdings, Inc	197
845	*	Primo Water Corp	11
32,348		Reynolds American, Inc	2,104
787		Sanderson Farms, Inc	91
10		Seaboard Corp	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

365	*	Seneca Foods Corp	$11
3,317		Snyder’s-Lance, Inc	115
737	e	Tootsie Roll Industries, Inc	26
2,158	*	TreeHouse Foods, Inc	176
183	*	Turning Point Brands, Inc	3
10,903		Tyson Foods, Inc (Class A)	683
917		Universal Corp	59
3,648		Vector Group Ltd	78

		TOTAL FOOD, BEVERAGE & TOBACCO	48,759

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
338	*	AAC Holdings, Inc	2
855		Abaxis, Inc	45
66,270		Abbott Laboratories	3,221
1,581	*	Abiomed, Inc	227
3,023	*,e	Acadia Healthcare Co, Inc	149
3,073	*	Accuray, Inc	15
1,212		Aceto Corp	19
255	*	Addus HomeCare Corp	9
12,691		Aetna Inc	1,927
3,369	*	Alere, Inc	169
3,108	*	Align Technology, Inc	467
7,075	*	Allscripts Healthcare Solutions, Inc	90
495	*	Almost Family, Inc	31
1,099	*	Amedisys, Inc	69
368	*	American Renal Associates Holdings, Inc	7
6,213		AmerisourceBergen Corp	587
1,811	*	AMN Healthcare Services, Inc	71
482		Analogic Corp	35
1,310	*	Angiodynamics, Inc	21
566	*	Anika Therapeutics, Inc	28
5,621	*	Antares Pharma, Inc	18
10,387		Anthem, Inc	1,954
1,539	*	athenahealth, Inc	216
1,229	*	AtriCure, Inc	30
55		Atrion Corp	35
1,009	*	AxoGen, Inc	17
2,852		Bard (C.R.), Inc	902
19,516		Baxter International, Inc	1,182
8,733		Becton Dickinson & Co	1,704
4,529	*,e	BioScrip, Inc	12
1,148	*	BioTelemetry, Inc	38
53,455	*	Boston Scientific Corp	1,482
7,134	*	Brookdale Senior Living, Inc	105
1,418		Cantel Medical Corp	110
1,019	*	Capital Senior Living Corp	16
12,373		Cardinal Health, Inc	964
1,207	*	Cardiovascular Systems, Inc	39
2,441	*,e	Castlight Health, Inc	10
6,648	*	Centene Corp	531
11,255	*	Cerner Corp	748
4,212	*,e	Cerus Corp	11
611		Chemed Corp	125

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,707		Cigna Corp	$1,625
504	*	Civitas Solutions, Inc	9
3,787	*	Community Health Systems, Inc	38
481	e	Computer Programs & Systems, Inc	16
1,529	*	ConforMIS, Inc	7
1,071		Conmed Corp	55
1,889		Cooper Cos, Inc	452
2,996	*	Corindus Vascular Robotics, Inc	6
368	*	Corvel Corp	17
1,020	*	Cotiviti Holdings, Inc	38
1,273	*	Cross Country Healthcare, Inc	16
1,250	*	CryoLife, Inc	25
593	*	Cutera, Inc	15
24,002		Danaher Corp	2,026
6,092	*	DaVita, Inc	395
8,831		Dentsply Sirona, Inc	573
3,340	*	DexCom, Inc	244
1,886	*	Diplomat Pharmacy, Inc	28
8,178	*	Edwards Lifesciences Corp	967
3,300	*	Endologix, Inc	16
1,885		Ensign Group, Inc	41
482	*	Entellus Medical, Inc	8
4,540	*	Envision Healthcare Corp	285
1,492	*	Evolent Health, Inc	38
408	*	Exactech, Inc	12
23,509	*	Express Scripts Holding Co	1,501
229	*	FONAR Corp	6
1,393	*	Genesis Health Care, Inc	2
1,865	*	GenMark Diagnostics, Inc	22
1,112	*	Glaukos Corp	46
2,762	*	Globus Medical, Inc	92
2,039	*	Haemonetics Corp	81
1,812	*	Halyard Health, Inc	71
11,582	*	HCA Holdings, Inc	1,010
1,932	*	HealthEquity, Inc	96
3,477		Healthsouth Corp	168
1,071	*	HealthStream, Inc	28
3,102	*	Henry Schein, Inc	568
2,532		Hill-Rom Holdings, Inc	202
3,262	*	HMS Holdings Corp	60
10,945	*	Hologic, Inc	497
5,646		Humana, Inc	1,359
588	*	ICU Medical, Inc	101
3,427	*	Idexx Laboratories, Inc	553
672	*	Inogen Inc	64
2,425	*,e	Inovalon Holdings, Inc	32
2,272	*	Insulet Corp	117
1,266	*	Integer Holding Corp	55
2,413	*	Integra LifeSciences Holdings Corp	132
1,434	*	Intuitive Surgical, Inc	1,341
1,260		Invacare Corp	17
528	*	iRhythm Technologies, Inc	22
1,571	*	K2M Group Holdings, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,505		Kindred Healthcare, Inc	$41
4,002	*	Laboratory Corp of America Holdings	617
352		Landauer, Inc	18
982	*	Lantheus Holdings, Inc	17
562		LeMaitre Vascular, Inc	18
593	*	LHC Group, Inc	40
1,442	*	LifePoint Hospitals, Inc	97
1,887	*	LivaNova plc	116
927	*	Magellan Health Services, Inc	68
1,746	*	Masimo Corp	159
8,298		McKesson Corp	1,365
2,192	*	Medidata Solutions, Inc	171
3,569	*	MEDNAX, Inc	215
53,698		Medtronic plc	4,766
1,637		Meridian Bioscience, Inc	26
1,836	*	Merit Medical Systems, Inc	70
1,721	*	Molina Healthcare, Inc	119
685	*,e	NantHealth, Inc	3
447		National Healthcare Corp	31
357		National Research Corp	10
1,257	*	Natus Medical, Inc	47
1,449	*	Neogen Corp	100
1,074	*	Nevro Corp	80
2,085	*,e	Novocure Ltd	36
1,937	*	NuVasive, Inc	149
2,539	*	NxStage Medical, Inc	64
343	*,e	Obalon Therapeutics, Inc	3
1,384	*	Omnicell, Inc	60
2,181	*	OraSure Technologies, Inc	38
679	*	Orthofix International NV	32
2,343		Owens & Minor, Inc	75
919	*	Oxford Immunotec Global plc	15
3,229		Patterson Cos, Inc	152
1,140	*	Penumbra, Inc	100
1,217	*	PharMerica Corp	32
2,010	*	Premier, Inc	72
495	*	Providence Service Corp	25
356	*	Pulse Biosciences, Inc	12
1,960	*	Quality Systems, Inc	34
5,348		Quest Diagnostics, Inc	594
1,084	*	Quidel Corp	29
978	*	Quotient Ltd	7
3,887	*	R1 RCM, Inc	15
1,510	*	RadNet, Inc	12
5,454		Resmed, Inc	425
1,891	*	Rockwell Medical, Inc	15
2,673	*	RTI Biologics, Inc	16
4,065	*	Select Medical Holdings Corp	62
549	*	Sientra, Inc	5
414		Simulations Plus, Inc	5
1,718	*	Spectranetics Corp	66
1,741	*,e	Staar Surgical Co	19
3,269		STERIS plc	266

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

13,288		Stryker Corp	$1,844
643	*	Surgery Partners, Inc	15
516	*	SurModics, Inc	15
350	*	Tabula Rasa HealthCare, Inc	5
357	*	Tactile Systems Technology, Inc	10
2,089	*,e	Teladoc, Inc	72
1,746		Teleflex, Inc	363
3,172	*	Tenet Healthcare Corp	61
1,422	*	Tivity Health, Inc	57
948	*	Triple-S Management Corp (Class B)	16
37,569		UnitedHealth Group, Inc	6,966
3,402		Universal Health Services, Inc (Class B)	415
468		US Physical Therapy, Inc	28
149		Utah Medical Products, Inc	11
1,492	*	Varex Imaging Corp	50
3,619	*	Varian Medical Systems, Inc	373
3,060	*	VCA Antech, Inc	282
4,180	*	Veeva Systems, Inc	256
1,068	*,e	ViewRay, Inc	7
612	*,e	Viveve Medical, Inc	4
1,082	*	Vocera Communications, Inc	29
1,739	*	WellCare Health Plans, Inc	312
2,861		West Pharmaceutical Services, Inc	270
4,098	*	Wright Medical Group NV	113
7,874		Zimmer Holdings, Inc	1,011

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	55,885

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
400	*	Central Garden & Pet Co	13
1,366	*	Central Garden and Pet Co (Class A)	41
9,788		Church & Dwight Co, Inc	508
5,052		Clorox Co	673
33,720		Colgate-Palmolive Co	2,500
18,225		Coty, Inc	342
2,241	*	Edgewell Personal Care Co	170
812	*,e	elf Beauty, Inc	22
2,362		Energizer Holdings, Inc	114
8,492		Estee Lauder Cos (Class A)	815
2,687	*,e	Herbalife Ltd	192
4,642	*	HRG Group, Inc	82
735		Inter Parfums, Inc	27
13,867		Kimberly-Clark Corp	1,790
385		Medifast, Inc	16
325		Natural Health Trends Corp	9
537		Nature’s Sunshine Products, Inc	7
2,014		Nu Skin Enterprises, Inc (Class A)	127
364		Nutraceutical International Corp	15
255		Oil-Dri Corp of America	11
289	e	Orchids Paper Products Co	4
100,336		Procter & Gamble Co	8,744
480	*	Revlon, Inc (Class A)	11
959		Spectrum Brands, Inc	120
426	*	USANA Health Sciences, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

538		WD-40 Co	$59

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,439

INSURANCE - 4.2%
15,211		Aflac, Inc	1,182
576	*	Alleghany Corp	343
3,345		Allied World Assurance Co Holdings Ltd	177
14,255		Allstate Corp	1,261
1,747	*	AMBAC Financial Group, Inc	30
3,330		American Equity Investment Life Holding Co	88
2,671		American Financial Group, Inc	265
36,138		American International Group, Inc	2,259
284		American National Insurance Co	33
751		Amerisafe, Inc	43
3,256	e	Amtrust Financial Services, Inc	49
10,195		Aon plc	1,355
4,498	*	Arch Capital Group Ltd	420
1,126		Argo Group International Holdings Ltd	68
6,848		Arthur J. Gallagher & Co	392
2,327		Aspen Insurance Holdings Ltd	116
2,139		Assurant, Inc	222
4,689		Assured Guaranty Ltd	196
1,706	*	Athene Holding Ltd	85
493	*	Atlas Financial Holdings, Inc	7
3,256		Axis Capital Holdings Ltd	211
422		Baldwin & Lyons, Inc (Class B)	10
75,357	*	Berkshire Hathaway, Inc (Class B)	12,763
265		Blue Capital Reinsurance Holdings Ltd	5
4,533		Brown & Brown, Inc	195
18,180		Chubb Ltd	2,643
6,024		Cincinnati Financial Corp	436
2,162	*,e	Citizens, Inc (Class A)	16
1,065		CNA Financial Corp	52
6,647		Conseco, Inc	139
723		Crawford & Co (Class B)	7
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	14
252		EMC Insurance Group, Inc	7
1,239		Employers Holdings, Inc	52
437	*	Enstar Group Ltd	87
983		Erie Indemnity Co (Class A)	123
1,587		Everest Re Group Ltd	404
371		FBL Financial Group, Inc (Class A)	23
485		Federated National Holding Co	8
471	e	Fidelity & Guaranty Life	15
4,199		First American Financial Corp	188
10,157		FNF Group	455
19,503	*	Genworth Financial, Inc (Class A)	74
328	*	Global Indemnity Ltd	13
1,299	*	Greenlight Capital Re Ltd (Class A)	27
368	*	Hallmark Financial Services	4
1,661		Hanover Insurance Group, Inc	147
14,292		Hartford Financial Services Group, Inc	751

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

290		HCI Group, Inc	$14
443	*,e	Health Insurance Innovations, Inc	10
1,074		Heritage Insurance Holdings, Inc	14
1,591		Horace Mann Educators Corp	60
392		Independence Holding Co	8
439		Infinity Property & Casualty Corp	41
62		Investors Title Co	12
646		James River Group Holdings Ltd	26
1,469		Kemper Corp	57
379		Kingstone Cos, Inc	6
566		Kinsale Capital Group, Inc	21
8,761		Lincoln National Corp	592
10,894		Loews Corp	510
2,565		Maiden Holdings Ltd	28
533	*	Markel Corp	520
20,133		Marsh & McLennan Cos, Inc	1,570
4,904	*	MBIA, Inc	46
1,072		Mercury General Corp	58
35,871		Metlife, Inc	1,971
1,991		National General Holdings Corp	42
92		National Western Life Group, Inc	29
808		Navigators Group, Inc	44
394	*	NI Holdings, Inc	7
9,269		Old Republic International Corp	181
823		OneBeacon Insurance Group Ltd (Class A)	15
1,776		Primerica, Inc	135
10,449		Principal Financial Group	669
1,956		ProAssurance Corp	119
22,742		Progressive Corp	1,003
16,796		Prudential Financial, Inc	1,816
2,511		Reinsurance Group of America, Inc (Class A)	322
1,586		RenaissanceRe Holdings Ltd	221
1,544		RLI Corp	84
591		Safety Insurance Group, Inc	40
2,223		Selective Insurance Group, Inc	111
630		State Auto Financial Corp	16
1,279		State National Cos, Inc	24
815		Stewart Information Services Corp	37
2,745	*	Third Point Reinsurance Ltd	38
4,512		Torchmark Corp	345
10,935		Travelers Cos, Inc	1,384
855	*,e	Trupanion, Inc	19
844		United Fire & Casualty Co	37
739		United Insurance Holdings Corp	12
1,340		Universal Insurance Holdings, Inc	34
8,936		UnumProvident Corp	417
3,022		Validus Holdings Ltd	157
3,784		W.R. Berkley Corp	262
173		White Mountains Insurance Group Ltd	150
4,935		Willis Towers Watson plc	718
9,976		XL Group Ltd	437

		TOTAL INSURANCE	41,955

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 3.4%
1,126		A. Schulman, Inc	$36
788		Advanced Emissions Solutions, Inc	7
1,237	*	AdvanSix, Inc	39
801	*	AgroFresh Solutions, Inc	6
8,352		Air Products & Chemicals, Inc	1,195
12,220	*	AK Steel Holding Corp	80
4,336		Albemarle Corp	458
7,210		Alcoa Corp	235
4,202	e	Allegheny Technologies, Inc	71
1,143		American Vanguard Corp	20
340		Ampco-Pittsburgh Corp	5
2,415		Aptargroup, Inc	210
716		Ardagh Group S.A.	16
2,450		Ashland Global Holdings, Inc	161
3,452		Avery Dennison Corp	305
8,232	*	Axalta Coating Systems Ltd	264
1,227		Balchem Corp	95
13,490		Ball Corp	569
3,500		Bemis Co, Inc	162
5,056	*	Berry Plastics Group, Inc	288
1,581	*	Boise Cascade Co	48
2,347		Cabot Corp	125
1,971		Calgon Carbon Corp	30
1,812		Carpenter Technology Corp	68
5,414		Celanese Corp (Series A)	514
1,952	*	Century Aluminum Co	30
9,130		CF Industries Holdings, Inc	255
284		Chase Corp	30
7,212		Chemours Co	273
623	*	Clearwater Paper Corp	29
11,512	*	Cliffs Natural Resources, Inc	80
1,314	*	Codexis, Inc	7
7,045	*	Coeur Mining, Inc	60
4,501		Commercial Metals Co	87
1,309		Compass Minerals International, Inc	85
261	*	Core Molding Technologies, Inc	6
5,210	*	Crown Holdings, Inc	311
439		Deltic Timber Corp	33
2,440		Domtar Corp	94
47,808		Dow Chemical Co	3,015
1,847		Eagle Materials, Inc	171
5,691		Eastman Chemical Co	478
10,099		Ecolab, Inc	1,341
34,019		EI du Pont de Nemours & Co	2,746
3,191	*	Ferro Corp	58
2,943	*,m	Ferroglobe plc	0
2,151	*,e	Flotek Industries, Inc	19
5,228		FMC Corp	382
596	*,e	Forterra, Inc	5
53,041	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	637
954		FutureFuel Corp	14
2,797	*	GCP Applied Technologies, Inc	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,189	*	Gold Resource Corp	$9
12,219		Graphic Packaging Holding Co	168
203		Greif, Inc	12
985		Greif, Inc (Class A)	55
1,961		H.B. Fuller Co	100
137	*	Handy & Harman Ltd	4
377		Hawkins, Inc	17
501		Haynes International, Inc	18
14,849		Hecla Mining Co	76
7,865		Huntsman Corp	203
1,659	*	Ingevity Corp	95
803		Innophos Holdings, Inc	35
974		Innospec, Inc	64
3,093		International Flavors & Fragrances, Inc	418
16,067		International Paper Co	910
3,628	*	Intrepid Potash, Inc	8
656		Kaiser Aluminum Corp	58
3,390		Kapstone Paper and Packaging Corp	70
6,735	*	Klondex Mines Ltd	23
329		KMG Chemicals, Inc	16
850	*	Koppers Holdings, Inc	31
1,207	*	Kraton Polymers LLC	42
893		Kronos Worldwide, Inc	16
5,593	*	Louisiana-Pacific Corp	135
901	*,e	LSB Industries, Inc	9
12,892		LyondellBasell Industries AF S.C.A	1,088
2,472		Martin Marietta Materials, Inc	550
774		Materion Corp	29
1,370		Minerals Technologies, Inc	100
17,179		Monsanto Co	2,033
13,749		Mosaic Co	314
871		Myers Industries, Inc	16
642		Neenah Paper, Inc	52
278		NewMarket Corp	128
20,970		Newmont Mining Corp	679
12,488		Nucor Corp	723
6,399		Olin Corp	194
395		Olympic Steel, Inc	8
1,779	*	Omnova Solutions, Inc	17
6,322	*	Owens-Illinois, Inc	151
3,656		Packaging Corp of America	407
1,827		PH Glatfelter Co	36
8,571	*	Platform Specialty Products Corp	109
3,172		PolyOne Corp	123
10,031		PPG Industries, Inc	1,103
11,192		Praxair, Inc	1,484
510		Quaker Chemical Corp	74
1,744		Rayonier Advanced Materials, Inc	27
2,755		Reliance Steel & Aluminum Co	201
2,545		Royal Gold, Inc	199
5,126		RPM International, Inc	280
592	*	Ryerson Holding Corp	6
1,051		Schnitzer Steel Industries, Inc (Class A)	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,182		Schweitzer-Mauduit International, Inc	$44
1,721		Scotts Miracle-Gro Co (Class A)	154
7,653		Sealed Air Corp	343
1,713		Sensient Technologies Corp	138
3,201		Sherwin-Williams Co	1,123
2,954		Silgan Holdings, Inc	94
3,868		Sonoco Products Co	199
3,201		Southern Copper Corp (NY)	111
9,128		Steel Dynamics, Inc	327
775		Stepan Co	68
4,229	*	Summit Materials, Inc	122
2,524	*	SunCoke Energy, Inc	28
11,807		Tahoe Resources, Inc	102
1,535	*	TimkenSteel Corp	24
970	*	Trecora Resources	11
1,164		Tredegar Corp	18
1,701		Trinseo S.A.	117
2,505		Tronox Ltd	38
226	*	UFP Technologies, Inc	6
66		United States Lime & Minerals, Inc	5
6,801	e	United States Steel Corp	151
577	*,e	US Concrete, Inc	45
882		Valhi, Inc	3
7,938		Valvoline, Inc	188
1,233	*	Verso Corp	6
5,137		Vulcan Materials Co	651
565		Warrior Met Coal, Inc	10
1,396		Westlake Chemical Corp	92
9,707		WestRock Co	550
1,742	*	Worthington Industries, Inc	87
2,700		WR Grace & Co	194

		TOTAL MATERIALS	33,137

MEDIA - 2.9%
2,111		AMC Entertainment Holdings, Inc	48
2,104	*	AMC Networks, Inc	112
184		Cable One, Inc	131
13,952		CBS Corp (Class B)	890
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	14
7,760	*	Charter Communications, Inc	2,614
4,142		Cinemark Holdings, Inc	161
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	8
184,567		Comcast Corp (Class A)	7,183
46	*	Daily Journal Corp	9
5,957	*	Discovery Communications, Inc (Class A)	154
8,196	*	Discovery Communications, Inc (Class C)	207
8,615	*	DISH Network Corp (Class A)	541
568		Emerald Expositions Events, Inc	12
1,252	e	Entercom Communications Corp (Class A)	13
2,637		Entravision Communications Corp (Class A)	17
798	*,e	Eros International plc	9
2,274	*	EW Scripps Co (Class A)	40
4,415		Gannett Co, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,656	*	Global Eagle Entertainment, Inc	$6
2,680	*	Gray Television, Inc	37
408	*	Hemisphere Media Group, Inc	5
2,264	*	Imax Corp	50
15,423		Interpublic Group of Cos, Inc	379
1,677		John Wiley & Sons, Inc (Class A)	88
428	*	Liberty Braves Group (Class A)	10
1,434	*	Liberty Braves Group (Class C)	34
977	*	Liberty Broadband Corp (Class A)	84
4,040	*	Liberty Broadband Corp (Class C)	350
998	*,e	Liberty Media Group (Class A)	35
4,139	*	Liberty Media Group (Class C)	152
3,486	*	Liberty SiriusXM Group (Class A)	146
6,998	*	Liberty SiriusXM Group (Class C)	292
2,000	*	Lions Gate Entertainment Corp (Class A)	56
3,835	*	Lions Gate Entertainment Corp (Class B)	101
5,305	*	Live Nation, Inc	185
546	*	Loral Space & Communications, Inc	23
729	*	Madison Square Garden Co	144
2,109		MDC Partners, Inc	21
1,545		Meredith Corp	92
2,361	*	MSG Networks, Inc	53
2,714		National CineMedia, Inc	20
1,956		New Media Investment Group, Inc	26
4,795		New York Times Co (Class A)	85
14,857		News Corp	204
4,708		News Corp (Class B)	67
1,776		Nexstar Broadcasting Group, Inc (Class A)	106
9,046		Omnicom Group, Inc	750
787	*	Reading International, Inc	13
4,416		Regal Entertainment Group (Class A)	90
175		Saga Communications, Inc	8
415		Salem Communications	3
1,096		Scholastic Corp	48
3,333		Scripps Networks Interactive (Class A)	228
2,721		Sinclair Broadcast Group, Inc (Class A)	90
57,641	e	Sirius XM Holdings, Inc	315
8,405		TEGNA, Inc	121
30,390		Time Warner, Inc	3,051
3,869		Time, Inc	56
322	*	Townsquare Media, Inc	3
2,837		Tribune Co	116
780	*	tronc, Inc	10
40,813		Twenty-First Century Fox, Inc	1,157
17,156		Twenty-First Century Fox, Inc (Class B)	478
411		Viacom, Inc	16
13,700		Viacom, Inc (Class B)	460
61,334		Walt Disney Co	6,517
1,509		World Wrestling Entertainment, Inc (Class A)	31

		TOTAL MEDIA	28,613

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
62,414		AbbVie, Inc	4,526

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,001	*	Abeona Therapeutics, Inc	$6
3,739	*	Acadia Pharmaceuticals, Inc	104
987	*,e	Accelerate Diagnostics, Inc	27
1,231	*	Acceleron Pharma, Inc	37
1,147	*	Achaogen, Inc	25
4,855	*	Achillion Pharmaceuticals, Inc	22
797	*	Aclaris Therapeutics, Inc	22
1,689	*	Acorda Therapeutics, Inc	33
711	*	Adamas Pharmaceuticals, Inc	12
1,602	*,e	Aduro Biotech, Inc	18
1,291	*,e	Advaxis, Inc	8
1,175	*	Aerie Pharmaceuticals, Inc	62
2,830	*	Agenus, Inc	11
12,664		Agilent Technologies, Inc	751
1,631	*	Agios Pharmaceuticals, Inc	84
1,385	*	Aimmune Therapeutics, Inc	28
1,440	*	Akebia Therapeutics, Inc	21
3,444	*	Akorn, Inc	116
1,060	*	Albany Molecular Research, Inc	23
1,914	*	Alder Biopharmaceuticals, Inc	22
8,530	*	Alexion Pharmaceuticals, Inc	1,038
5,962	*	Alkermes plc	346
13,155		Allergan plc	3,198
2,928	*	Alnylam Pharmaceuticals, Inc	234
1,423	*	AMAG Pharmaceuticals, Inc	26
28,824		Amgen, Inc	4,964
5,590	*,e	Amicus Therapeutics, Inc	56
1,331	*	Amphastar Pharmaceuticals, Inc	24
205	*	AnaptysBio, Inc	5
1,289	*	Anavex Life Sciences Corp	7
292	*	ANI Pharmaceuticals, Inc	14
1,565	*	Aratana Therapeutics, Inc	11
894	*	Ardelyx, Inc	5
1,252	*	Arena Pharmaceuticals, Inc	21
6,749	*	Array Biopharma, Inc	56
541	*	Assembly Biosciences, Inc	11
1,080	*	Asterias Biotherapeutics, Inc	4
969	*	Atara Biotherapeutics, Inc	14
2,944	*	Athersys, Inc	4
576	*	Audentes Therapeutics, Inc	11
793	*	Avexis, Inc	65
1,155	*	Axovant Sciences Ltd	27
873	*,e	Bellicum Pharmaceuticals, Inc	10
3,132	*	BioCryst Pharmaceuticals, Inc	17
8,312	*	Biogen Idec, Inc	2,256
387	*	Biohaven Pharmaceutical Holding Co Ltd	10
6,819	*	BioMarin Pharmaceutical, Inc	619
826	*	Bio-Rad Laboratories, Inc (Class A)	187
213	*	Biospecifics Technologies Corp	11
1,448		Bio-Techne Corp	170
2,650	*,e	BioTime, Inc	8
4,244	*	Bioverativ, Inc	255
1,592	*	Bluebird Bio, Inc	167

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,516	*	Blueprint Medicines Corp	$77
64,550		Bristol-Myers Squibb Co	3,597
4,110		Bruker BioSciences Corp	119
1,175	*	Calithera Biosciences, Inc	17
1,265	*	Cambrex Corp	76
1,052	*,e	Cara Therapeutics Inc	16
1,416	*	Cascadian Therapeutics, Inc	5
4,893	*	Catalent, Inc	172
2,735	*	Catalyst Pharmaceuticals, Inc	8
30,353	*	Celgene Corp	3,942
4,172	*	Celldex Therapeutics, Inc	10
1,716	*	Cempra, Inc	8
1,846	*	Charles River Laboratories International, Inc	187
1,103	*	ChemoCentryx, Inc	10
1,747	*	Chimerix, Inc	10
788	*	Clearside Biomedical, Inc	7
1,527	*	Clovis Oncology, Inc	143
1,501	*	Coherus Biosciences, Inc	22
877	*,e	Collegium Pharmaceutical, Inc	11
642	*	Concert Pharmaceuticals Inc	9
1,005	*	Contatus Pharmaceuticals, Inc	6
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	11
3,522	*	Corcept Therapeutics, Inc	42
820	*	Corium International, Inc	6
349	*	Corvus Pharmaceuticals, Inc	4
4,829	*	Curis, Inc	9
1,624	*	Cytokinetics, Inc	20
1,148	*	CytomX Therapeutics, Inc	18
2,241	*	Depomed, Inc	24
1,468	*	Dermira, Inc	43
4,800	*	Durect Corp	7
1,590	*,e	Dynavax Technologies Corp	15
323	*,e	Eagle Pharmaceuticals, Inc	25
681	*	Edge Therapeutics, Inc	7
1,310	*,e	Editas Medicine, Inc	22
38,269		Eli Lilly & Co	3,150
1,340	*	Emergent Biosolutions, Inc	45
648	*	Enanta Pharmaceuticals, Inc	23
8,687	*	Endo International plc	97
1,556	*	Enzo Biochem, Inc	17
1,664	*	Epizyme, Inc	25
554	*	Esperion Thereapeutics, Inc	26
4,274	*	Exact Sciences Corp	151
11,271	*	Exelixis, Inc	278
1,546	*	Fate Therapeutics, Inc	5
2,295	*	FibroGen, Inc	74
979	*	Five Prime Therapeutics, Inc	29
1,094	*,e	Flexion Therapeutics Inc	22
1,247	*	Fluidigm Corp	5
1,392	*,e	Fortress Biotech, Inc	7
507	*,e	Foundation Medicine, Inc	20
1,113	*	Genocea Biosciences Inc	6
810	*	Genomic Health, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,445	*,e	Geron Corp	$18
50,976		Gilead Sciences, Inc	3,608
1,425	*	Global Blood Therapeutics, Inc	39
4,274	*	Halozyme Therapeutics, Inc	55
1,743	*,e	Heron Therapeutics, Inc	24
236	*	Heska Corp	24
6,384	*	Horizon Pharma plc	76
2,542	*,e	Idera Pharmaceuticals, Inc	4
1,927	*	Ignyta, Inc	20
5,710	*	Illumina, Inc	991
484	*	Immune Design Corp	5
3,349	*,e	Immunogen, Inc	24
3,945	*,e	Immunomedics, Inc	35
2,888	*	Impax Laboratories, Inc	47
2,126	*	INC Research Holdings, Inc	124
6,587	*	Incyte Corp	829
2,960	*	Innoviva, Inc	38
2,690	*,e	Inovio Pharmaceuticals, Inc	21
2,469	*	Insmed, Inc	42
998	*,e	Insys Therapeutics, Inc	13
561	*,e	Intellia Therapeutics, Inc	9
696	*,e	Intercept Pharmaceuticals, Inc	84
1,040	*	Intersect ENT, Inc	29
1,415	*	Intra-Cellular Therapies, Inc	18
2,121	*,e	Intrexon Corp	51
1,468	*	Invitae Corp	14
4,834	*	Ionis Pharmaceuticals, Inc	246
1,951	*	Iovance Biotherapeutics, Inc	14
5,284	*	Ironwood Pharmaceuticals, Inc	100
105,682		Johnson & Johnson	13,981
241	*	Jounce Therapeutics, Inc	3
2,598	*,e	Juno Therapeutics, Inc	78
1,273	*	Karyopharm Therapeutics, Inc	12
3,304	*,e	Keryx Biopharmaceuticals, Inc	24
841	*	Kindred Biosciences Inc	7
1,897	*,e	Kite Pharma, Inc	197
542	*	Kura Oncology, Inc	5
669	*	La Jolla Pharmaceutical Co	20
1,137	*,e	Lannett Co, Inc	23
1,763	*,e	Lexicon Pharmaceuticals, Inc	29
773	*	Ligand Pharmaceuticals, Inc (Class B)	94
777	*	Loxo Oncology, Inc	62
1,582		Luminex Corp	33
1,309	*	MacroGenics, Inc	23
3,881	*	Mallinckrodt plc	174
2,134	*	Matinas BioPharma Holdings, Inc	4
2,689	*	Medicines Co	102
1,230	*,e	MediciNova, Inc	6
289	*	Medpace Holdings, Inc	8
107,295		Merck & Co, Inc	6,876
4,612		Merrimack Pharmaceuticals, Inc	6
996	*	Mettler-Toledo International, Inc	586
4,015	*,e	MiMedx Group, Inc	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

684	*	Minerva Neurosciences, Inc	$6
520	*,e	Miragen Therapeutics, Inc	7
2,874	*	Momenta Pharmaceuticals, Inc	49
20,833	*	Mylan NV	809
480	*	MyoKardia, Inc	6
2,502	*	Myriad Genetics, Inc	65
689	*	NanoString Technologies, Inc	11
1,198	*,e	NantKwest, Inc	9
1,110	*	Natera, Inc	12
5,771	*	Nektar Therapeutics	113
2,201	*	NeoGenomics, Inc	20
564	*,e	Neos Therapeutics, Inc	4
3,420	*	Neurocrine Biosciences, Inc	157
866	*	NewLink Genetics Corp	6
11,296	*	Novavax, Inc	13
591	*	Novelion Therapeutics, Inc	5
1,041	*,e	Nymox Pharmaceutical Corp	5
894	*,e	Ocular Therapeutix, Inc	8
1,629	*,e	Omeros Corp	32
13,300	*,e	Opko Health, Inc	88
2,776	*,e	Organovo Holdings, Inc	7
1,016	*	Otonomy, Inc	19
3,094	*	Pacific Biosciences of California, Inc	11
1,521	*	Pacira Pharmaceuticals, Inc	73
934	*	Paratek Pharmaceuticals, Inc	23
1,961	*	Parexel International Corp	170
1,295	*	Patheon NV	45
7,108		PDL BioPharma, Inc	18
4,283		PerkinElmer, Inc	292
5,027		Perrigo Co plc	380
231,822		Pfizer, Inc	7,787
720		Phibro Animal Health Corp	27
1,321	*,e	Pieris Pharmaceuticals, Inc	7
1,961	*	Portola Pharmaceuticals, Inc	110
1,513	*	PRA Health Sciences, Inc	113
2,080	*	Prestige Brands Holdings, Inc	110
2,427	*	Progenics Pharmaceuticals, Inc	16
282	*	Protagonist Therapeutics, Inc	3
1,437	*,e	Prothena Corp plc	78
1,436	*	PTC Therapeutics, Inc	26
1,119	*	Puma Biotechnology, Inc	98
8,962		QIAGEN NV	300
4,971	*	Quintiles Transnational Holdings, Inc	445
442	*	Ra Pharmaceuticals, Inc	8
1,455	*,e	Radius Health, Inc	66
341	*	Reata Pharmaceuticals, Inc	11
456	*	Recro Pharma, Inc	3
3,072	*	Regeneron Pharmaceuticals, Inc	1,509
1,062	*	REGENXBIO, Inc	21
1,344	*	Repligen Corp	56
1,469	*	Retrophin, Inc	28
879	*	Revance Therapeutics, Inc	23
4,657	*	Rigel Pharmaceuticals, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,343	*	Sage Therapeutics, Inc	$107
2,773	*	Sangamo Biosciences, Inc	24
2,006	*	Sarepta Therapeutics, Inc	68
2,282	*	Sciclone Pharmaceuticals, Inc	25
3,768	*	Seattle Genetics, Inc	195
474	*	Selecta Biosciences, Inc	9
745	*,e	Seres Therapeutics, Inc	8
897	*	Spark Therapeutics, Inc	54
2,652	*	Spectrum Pharmaceuticals, Inc	20
834	*	Stemline Therapeutics, Inc	8
807	*	Strongbridge Biopharma plc	6
1,048	*	Sucampo Pharmaceuticals, Inc (Class A)	11
1,839	*	Supernus Pharmaceuticals, Inc	79
359	*	Syndax Pharmaceuticals, Inc	5
8,840	*,e	Synergy Pharmaceuticals, Inc	39
496	*	Syros Pharmaceuticals, Inc	8
1,333	*,e	Teligent, Inc	12
1,448	*	TESARO, Inc	203
1,526	*	Tetraphase Pharmaceuticals, Inc	11
1,870	*,e	TG Therapeutics, Inc	19
5,906	*,e	TherapeuticsMD, Inc	31
1,625	*	Theravance Biopharma, Inc	65
15,295		Thermo Fisher Scientific, Inc	2,669
390	*,m	Tobira Therapeutics, Inc	5
332	*	Tocagen, Inc	4
1,790	*	Trevena, Inc	4
1,517	*	Ultragenyx Pharmaceutical, Inc	94
1,741	*	United Therapeutics Corp	226
1,691	*	Vanda Pharmaceuticals, Inc	28
907	*,e	VBI Vaccines, Inc	4
594	*	Veracyte, Inc	5
1,272	*	Versartis, Inc	22
9,747	*	Vertex Pharmaceuticals, Inc	1,256
484	*	Voyager Therapeutics, Inc	4
3,326	*	VWR Corp	110
2,990	*	Waters Corp	550
475	*	WaVe Life Sciences Pte Ltd	9
663	*,e	XBiotech, Inc	3
1,460	*	Xencor Inc	31
4,815	*,e	ZIOPHARM Oncology, Inc	30
19,234		Zoetis, Inc	1,200
845	*	Zogenix, Inc	12
430	*,e	Zynerba Pharmaceuticals, Inc	7

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82,136

REAL ESTATE - 4.1%
3,250		Acadia Realty Trust	90
943		Agree Realty Corp	43
1,789		Alexander & Baldwin, Inc	74
87		Alexander’s, Inc	37
3,523		Alexandria Real Estate Equities, Inc	424
466	*,e	Altisource Portfolio Solutions S.A.	10
1,944		Altisource Residential Corp	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,599		American Assets Trust,Inc	$63
5,246		American Campus Communities, Inc	248
8,855		American Homes 4 Rent	200
16,557		American Tower Corp	2,191
6,168		Apartment Investment & Management Co (Class A)	265
8,081		Apple Hospitality REIT, Inc	151
1,658		Armada Hoffler Properties, Inc	21
1,249		Ashford Hospitality Prime, Inc	13
3,090		Ashford Hospitality Trust, Inc	19
454	*	AV Homes, Inc	9
5,400		AvalonBay Communities, Inc	1,038
769		Bluerock Residential Growth REIT, Inc	10
6,042		Boston Properties, Inc	743
6,772		Brandywine Realty Trust	119
11,939		Brixmor Property Group, Inc	213
3,382		Camden Property Trust	289
3,266		Care Capital Properties, Inc	87
2,763		CareTrust REIT, Inc	51
1,667		CatchMark Timber Trust Inc	19
6,537	e	CBL & Associates Properties, Inc	55
11,486	*	CBRE Group, Inc	418
3,595		Cedar Realty Trust, Inc	17
1,449		Chatham Lodging Trust	29
2,308		Chesapeake Lodging Trust	56
1,087		City Office REIT, Inc	14
544		Clipper Realty, Inc	7
21,053		Colony NorthStar, Inc	297
3,925		Colony Starwood Homes	135
4,776		Columbia Property Trust, Inc	107
498		Community Healthcare Trust, Inc	13
159		Consolidated-Tomoka Land Co	9
4,609		CoreCivic, Inc	127
419		CorEnergy Infrastructure Trust, Inc	14
1,335		Coresite Realty	138
3,896		Corporate Office Properties Trust	136
16,091		Cousins Properties, Inc	141
14,307		Crown Castle International Corp	1,433
7,123		CubeSmart	171
3,383		CyrusOne, Inc	189
3,638		DCT Industrial Trust, Inc	194
12,102		DDR Corp	110
7,801		DiamondRock Hospitality Co	85
6,244		Digital Realty Trust, Inc	705
5,662		Douglas Emmett, Inc	216
13,997		Duke Realty Corp	391
3,070		DuPont Fabros Technology, Inc	188
1,340		Easterly Government Properties, Inc	28
1,286		EastGroup Properties, Inc	108
2,840		Education Realty Trust, Inc	110
5,016		Empire State Realty Trust, Inc	104
2,455		Entertainment Properties Trust	176
3,042		Equinix, Inc	1,306
4,669	*	Equity Commonwealth	148

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,181		Equity Lifestyle Properties, Inc	$275
13,990		Equity Residential	921
2,558		Essex Property Trust, Inc	658
4,746		Extra Space Storage, Inc	370
967	e	Farmland Partners, Inc	9
2,807		Federal Realty Investment Trust	355
5,035		FelCor Lodging Trust, Inc	36
4,527		First Industrial Realty Trust, Inc	130
2,237		First Potomac Realty Trust	25
8,966		Forest City Realty Trust, Inc	217
1,479	*	Forestar Group, Inc	25
2,420		Four Corners Property Trust, Inc	61
4,124		Franklin Street Properties Corp	46
309	*	FRP Holdings, Inc	14
7,699		Gaming and Leisure Properties, Inc	290
4,728		Geo Group, Inc	140
1,064		Getty Realty Corp	27
23,995		GGP, Inc	565
881		Gladstone Commercial Corp	19
547	e	Global Medical REIT, Inc	5
2,475	*	Global Net Lease, Inc	55
2,836		Government Properties Income Trust	52
5,894		Gramercy Property Trust	175
18,421		HCP, Inc	589
4,494		Healthcare Realty Trust, Inc	153
7,668		Healthcare Trust of America, Inc	239
1,493		Hersha Hospitality Trust	28
1,412		HFF, Inc (Class A)	49
3,908		Highwoods Properties, Inc	198
6,332		Hospitality Properties Trust	185
28,532		Host Marriott Corp	521
1,318	*	Howard Hughes Corp	162
6,080		Hudson Pacific Properties	208
2,619		Independence Realty Trust, Inc	26
4,600		Investors Real Estate Trust	29
3,361		Invitation Homes, Inc	73
10,280		Iron Mountain, Inc	353
2,674	*	iStar Financial, Inc	32
322		Jernigan Capital, Inc	7
1,760		Jones Lang LaSalle, Inc	220
3,233		Kennedy-Wilson Holdings, Inc	62
3,767		Kilroy Realty Corp	283
16,000		Kimco Realty Corp	294
3,243		Kite Realty Group Trust	61
3,232		Lamar Advertising Co	238
4,394		LaSalle Hotel Properties	131
8,402		Lexington Realty Trust	83
5,755		Liberty Property Trust	234
1,802		Life Storage, Inc	134
1,530		LTC Properties, Inc	79
5,384		Macerich Co	313
3,534		Mack-Cali Realty Corp	96
569	*	Marcus & Millichap, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

231	*	Maui Land & Pineapple Co, Inc	$5
996		MedEquities Realty Trust, Inc	13
14,060		Medical Properties Trust, Inc	181
4,427		Mid-America Apartment Communities, Inc	467
2,597		Monmouth Real Estate Investment Corp (Class A)	39
6,578		Monogram Residential Trust, Inc	64
1,549		National Health Investors, Inc	123
5,838		National Retail Properties, Inc	228
1,700		National Storage Affiliates Trust	39
3,164		New Senior Investment Group, Inc	32
662		NexPoint Residential Trust, Inc	16
2,094		NorthStar Realty Europe Corp	27
7,596		Omega Healthcare Investors, Inc	251
567		One Liberty Properties, Inc	13
5,413		Outfront Media, Inc	125
7,621		Paramount Group, Inc	122
5,016		Park Hotels & Resorts, Inc	135
1,763		Parkway, Inc	40
2,664		Pebblebrook Hotel Trust	86
2,702		Pennsylvania REIT	31
5,940		Physicians Realty Trust	120
5,677		Piedmont Office Realty Trust, Inc	120
1,554		Potlatch Corp	71
1,043		Preferred Apartment Communities, Inc	16
20,624		Prologis, Inc	1,209
762		PS Business Parks, Inc	101
5,807		Public Storage, Inc	1,211
1,829		QTS Realty Trust, Inc	96
3,795	*	Quality Care Properties, Inc	69
3,606		RAIT Investment Trust	8
3,057		Ramco-Gershenson Properties	39
4,991		Rayonier, Inc	144
732		Re/Max Holdings, Inc	41
5,305		Realogy Holdings Corp	172
10,691		Realty Income Corp	590
5,824		Regency Centers Corp	365
4,204		Retail Opportunities Investment Corp	81
9,278		Retail Properties of America, Inc	113
2,561		Rexford Industrial Realty, Inc	70
4,790		RLJ Lodging Trust	95
283		RMR Group, Inc	14
1,712		Ryman Hospitality Properties	110
2,495		Sabra Healthcare REIT, Inc	60
392		Saul Centers, Inc	23
4,707	*	SBA Communications Corp	635
2,564		Select Income REIT	62
9,263		Senior Housing Properties Trust	189
990	e	Seritage Growth Properties	42
12,205		Simon Property Group, Inc	1,974
3,877		SL Green Realty Corp	410
18,856		Spirit Realty Capital, Inc	140
1,876	*	St. Joe Co	35
3,470	*	STAG Industrial, Inc	96

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,501		STORE Capital Corp	$146
218		Stratus Properties, Inc	6
3,928		Summit Hotel Properties, Inc	73
2,801		Sun Communities, Inc	246
8,527		Sunstone Hotel Investors, Inc	137
3,676		Tanger Factory Outlet Centers, Inc	96
2,340		Taubman Centers, Inc	139
695	*	Tejon Ranch Co	14
1,821		Terreno Realty Corp	61
1,934		Tier REIT, Inc	36
761	*	Trinity Place Holdings, Inc	5
10,443		UDR, Inc	407
994		UMH Properties, Inc	17
6,462		Uniti Group, Inc	162
496		Universal Health Realty Income Trust	39
3,855		Urban Edge Properties	91
1,188		Urstadt Biddle Properties, Inc (Class A)	24
13,873		Ventas, Inc	964
38,221		VEREIT, Inc	311
6,739		Vornado Realty Trust	633
7,181		Washington Prime Group, Inc	60
3,060		Washington REIT	98
4,685		Weingarten Realty Investors	141
14,344		Welltower, Inc	1,074
29,176		Weyerhaeuser Co	977
1,293	e	Whitestone REIT	16
4,118		WP Carey, Inc	272
4,278		Xenia Hotels & Resorts, Inc	83

		TOTAL REAL ESTATE	40,278

RETAILING - 4.9%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	12
2,429		Aaron’s, Inc	94
2,820		Abercrombie & Fitch Co (Class A)	35
2,788		Advance Auto Parts, Inc	325
15,570	*	Amazon.com, Inc	15,072
6,324		American Eagle Outfitters, Inc	76
367	*,e	America’s Car-Mart, Inc	14
727	*	Asbury Automotive Group, Inc	41
164	*	At Home Group, Inc	4
2,501	*	Autonation, Inc	105
1,112	*	AutoZone, Inc	634
1,364	*	Barnes & Noble Education, Inc	15
2,159		Barnes & Noble, Inc	16
5,381		Bed Bath & Beyond, Inc	164
10,331		Best Buy Co, Inc	592
824	e	Big 5 Sporting Goods Corp	11
1,715		Big Lots, Inc	83
517	*	Boot Barn Holdings, Inc	4
1,023	e	Buckle, Inc	18
512	*	Build-A-Bear Workshop, Inc	5
2,706	*	Burlington Stores, Inc	249
1,981	*	Cabela’s, Inc	118

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,517		Caleres, Inc	$42
437		Camping World Holdings, Inc	13
7,229	*	Carmax, Inc	456
575	*,e	Carvana Co	12
966		Cato Corp (Class A)	17
4,716		Chico’s FAS, Inc	44
670		Children’s Place Retail Stores, Inc	68
619		Citi Trends, Inc	13
708	*	Conn’s, Inc	14
764	*	Container Store Group, Inc	5
1,858		Core-Mark Holding Co, Inc	61
3,329		Dick’s Sporting Goods, Inc	133
590	e	Dillard’s, Inc (Class A)	34
10,773		Dollar General Corp	777
8,968	*	Dollar Tree, Inc	627
2,574		DSW, Inc (Class A)	46
404	*,e	Duluth Holdings, Inc	7
4,286	*	Etsy, Inc	64
4,725		Expedia, Inc	704
3,087	*	Express Parent LLC	21
1,519		Finish Line, Inc (Class A)	22
2,096	*	Five Below, Inc	103
405	*	Floor & Decor Holdings, Inc	16
5,107		Foot Locker, Inc	252
1,652	*	Francesca’s Holdings Corp	18
1,409	e	Fred’s, Inc (Class A)	13
724	*	FTD Cos, Inc	14
322	*	Gaia, Inc	4
3,829		GameStop Corp (Class A)	83
9,382		Gap, Inc	206
737	*	Genesco, Inc	25
5,622		Genuine Parts Co	521
2,663	e	GNC Holdings, Inc	22
787		Group 1 Automotive, Inc	50
13,160	*	Groupon, Inc	51
2,487		Guess?, Inc	32
715		Haverty Furniture Cos, Inc	18
948	*	Hibbett Sports, Inc	20
47,086		Home Depot, Inc	7,223
1,263		HSN, Inc	40
437	*	J. Jill, Inc	5
12,004	*,e	JC Penney Co, Inc	56
705	*	Kirkland’s, Inc	7
6,723		Kohl’s Corp	260
9,393		L Brands, Inc	506
487	*,e	Lands’ End, Inc	7
2,114	*	Liberty Expedia Holdings, Inc	114
16,138	*	Liberty Interactive Corp	396
3,006	*	Liberty TripAdvisor Holdings, Inc	35
3,088	*	Liberty Ventures	161
908		Lithia Motors, Inc (Class A)	86
12,079	*	LKQ Corp	398
33,607		Lowe’s Companies, Inc	2,606

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,099	*,e	Lumber Liquidators, Inc	$28
11,947		Macy’s, Inc	278
1,129	*	MarineMax, Inc	22
4,461	*	Michaels Cos, Inc	83
1,185		Monro Muffler, Inc	49
1,357	*	Murphy USA, Inc	101
16,067	*	NetFlix, Inc	2,401
4,562	e	Nordstrom, Inc	218
1,156		Nutri/System, Inc	60
19,657		Office Depot, Inc	111
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	79
3,506	*	O’Reilly Automotive, Inc	767
567	*	Overstock.com, Inc	9
1,066	*,e	Party City Holdco, Inc	17
1,385		Penske Auto Group, Inc	61
765	e	PetMed Express, Inc	31
3,298		Pier 1 Imports, Inc	17
1,923	*	Priceline.com, Inc	3,597
1,673	e	Rent-A-Center, Inc	20
1,378	*,e	RH	89
15,022		Ross Stores, Inc	867
5,321	*	Sally Beauty Holdings, Inc	108
1,596	*	Select Comfort Corp	57
576		Shoe Carnival, Inc	12
1,315	*	Shutterfly, Inc	62
2,675	e	Signet Jewelers Ltd	169
1,157		Sonic Automotive, Inc (Class A)	23
1,434	*,e	Sportsman’s Warehouse Holdings, Inc	8
25,536		Staples, Inc	257
1,859	e	Tailored Brands, Inc	21
21,634		Target Corp	1,131
4,221		Tiffany & Co	396
1,314		Tile Shop Holdings, Inc	27
432		Tilly’s, Inc	4
25,245		TJX Companies, Inc	1,822
5,032		Tractor Supply Co	273
4,356	*	TripAdvisor, Inc	166
2,311	*	Ulta Beauty, Inc	664
3,362	*	Urban Outfitters, Inc	62
990	*	Vitamin Shoppe, Inc	12
1,500	*	Wayfair, Inc	115
640		West Marine, Inc	8
3,375		Williams-Sonoma, Inc	164
94		Winmark Corp	12
686	*	Zumiez, Inc	8

		TOTAL RETAILING	48,701

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
716	*,e	Acacia Communications, Inc	30
1,546	*	Advanced Energy Industries, Inc	100
32,226	*	Advanced Micro Devices, Inc	402
844	*	Alpha & Omega Semiconductor Ltd	14
1,266	*,e	Ambarella, Inc	61

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,751	*	Amkor Technology, Inc	$37
14,150		Analog Devices, Inc	1,101
42,297		Applied Materials, Inc	1,747
1,183	*	Axcelis Technologies, Inc	25
1,452	*	AXT, Inc	9
15,628		Broadcom Ltd	3,642
2,689		Brooks Automation, Inc	58
961		Cabot Microelectronics Corp	71
2,572	*	Cavium, Inc	160
839	*	Ceva, Inc	38
2,507	*	Cirrus Logic, Inc	157
1,050		Cohu, Inc	16
3,781	*	Cree, Inc	93
248	*	CyberOptics Corp	5
12,862		Cypress Semiconductor Corp	176
1,498	*	Diodes, Inc	36
845	*	DSP Group, Inc	10
5,537	*	Entegris, Inc	122
3,179	*	First Solar, Inc	127
2,989	*	Formfactor, Inc	37
500	*	GSI Technology, Inc	4
445	*	Ichor Holdings Ltd	9
705	*,e	Impinj, Inc	34
1,603	*	Inphi Corp	55
5,139	*	Integrated Device Technology, Inc	133
184,719		Intel Corp	6,233
965		IXYS Corp	16
6,140		Kla-Tencor Corp	562
2,498	*	Kopin Corp	9
6,310		Lam Research Corp	892
5,097	*	Lattice Semiconductor Corp	34
1,568	*	MA-COM Technology Solutions	87
15,744		Marvell Technology Group Ltd	260
10,958		Maxim Integrated Products, Inc	492
2,280	*	MaxLinear, Inc	64
8,293		Microchip Technology, Inc	640
40,932	*	Micron Technology, Inc	1,222
4,508	*	Microsemi Corp	211
2,066		MKS Instruments, Inc	139
1,572		Monolithic Power Systems, Inc	152
1,014	*	Nanometrics, Inc	26
1,216	*,e	NeoPhotonics Corp Ltd	9
192		NVE Corp	15
22,274		NVIDIA Corp	3,220
13,043	*	NXP Semiconductors NV	1,428
16,325	*	ON Semiconductor Corp	229
1,181	*	PDF Solutions, Inc	19
2,703	*	Photronics, Inc	25
1,047	*	Pixelworks, Inc	5
1,113		Power Integrations, Inc	81
4,953	*	Qorvo, Inc	314
57,904		Qualcomm, Inc	3,197
4,243	*	Rambus, Inc	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,221	*	Rudolph Technologies, Inc	$28
2,520	*	Semtech Corp	90
1,460	*	Sigma Designs, Inc	9
1,625	*	Silicon Laboratories, Inc	111
7,221		Skyworks Solutions, Inc	693
2,299	*,e	SunPower Corp	21
7,814		Teradyne, Inc	235
39,103		Texas Instruments, Inc	3,008
1,266	*	Ultra Clean Holdings	24
1,833	*	Veeco Instruments, Inc	51
4,186		Versum Materials, Inc	136
2,114	*	Xcerra Corp	21
9,741		Xilinx, Inc	627
1,849		Xperi Corp	55

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	33,247

SOFTWARE & SERVICES - 12.7%
1,702	*	2U, Inc	80
3,462	*	8x8, Inc	50
1,883	*	A10 Networks, Inc	16
24,305		Accenture plc	3,006
4,522	*	ACI Worldwide, Inc	101
28,962		Activision Blizzard, Inc	1,667
1,196	*	Actua Corp	17
3,018	*	Acxiom Corp	78
19,344	*	Adobe Systems, Inc	2,736
6,593	*	Akamai Technologies, Inc	328
792	*	Alarm.com Holdings, Inc	30
1,900		Alliance Data Systems Corp	488
11,664	*	Alphabet, Inc (Class A)	10,844
11,849	*	Alphabet, Inc (Class C)	10,768
345	*	Alteryx, Inc	7
781	*	Amber Road, Inc	7
5,686		Amdocs Ltd	366
1,091	*	American Software, Inc (Class A)	11
1,584	*,e	Angie’s List, Inc	20
3,344	*	Ansys, Inc	407
244	*	Appfolio, Inc	8
679	*	Apptio, Inc	12
2,929	*	Aspen Technology, Inc	162
2,857	*	Atlassian Corp plc	100
8,130	*	Autodesk, Inc	820
17,530		Automatic Data Processing, Inc	1,796
1,988	*	Bankrate, Inc	26
898	*	Barracuda Networks, Inc	21
3,330	*	Bazaarvoice, Inc	16
613	*,e	Benefitfocus, Inc	22
1,120	*,e	Black Knight Financial Services, Inc	46
1,852		Blackbaud, Inc	159
2,122	*	Blackhawk Network Holdings, Inc	92
433	*	Blackline, Inc	15
1,604	*	Blucora, Inc	34
5,706		Booz Allen Hamilton Holding Co	186

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,563	*	Bottomline Technologies, Inc	$40
3,062	*	Box, Inc	56
1,247	*	Brightcove, Inc	8
4,595		Broadridge Financial Solutions, Inc	347
1,199	*	BroadSoft, Inc	52
12,264		CA, Inc	423
946	*	CACI International, Inc (Class A)	118
10,847	*	Cadence Design Systems, Inc	363
2,494	*	Callidus Software, Inc	60
960	*	Carbonite, Inc	21
589	*,e	CardConnect Corp	9
1,770	*	Cardtronics plc	58
534	*	Care.com, Inc	8
2,801	*,e	Cars.com, Inc	75
437		Cass Information Systems, Inc	29
5,282		CDK Global, Inc	328
921	*	ChannelAdvisor Corp	11
974	*,e	Cimpress NV	92
5,918	*	Citrix Systems, Inc	471
514	*,e	Cloudera, Inc	8
22,909		Cognizant Technology Solutions Corp (Class A)	1,521
1,101	*	CommerceHub, Inc	19
550	*	CommerceHub, Inc (Series A)	10
1,509	*	Commvault Systems, Inc	85
7,418	*	Conduent, Inc	118
3,726		Convergys Corp	89
2,077	*	Cornerstone OnDemand, Inc	74
1,257	*	CoStar Group, Inc	331
1,159	*,e	Coupa Software, Inc	34
1,299		CSG Systems International, Inc	53
6,290		CSRA, Inc	200
8,025	*	Dell Technologies, Inc-VMware Inc	490
1,843	*	DHI Group, Inc	5
335	*,e	Digimarc Corp	13
2,395		DST Systems, Inc	148
11,082	*	DXC Technology Co	850
39,663	*	eBay, Inc	1,385
927	e	Ebix, Inc	50
11,737	*	Electronic Arts, Inc	1,241
1,316	*	Ellie Mae, Inc	145
2,483	*	Endurance International Group Holdings, Inc	21
1,037	*	EnerNOC, Inc	8
1,657	*	Envestnet, Inc	66
1,908	*	EPAM Systems, Inc	160
1,952	*	Euronet Worldwide, Inc	171
662	*	Everbridge, Inc	16
2,472	*	Everi Holdings, Inc	18
2,375		EVERTEC, Inc	41
544	*	EXA Corp	7
1,241	*	ExlService Holdings, Inc	69
91,465	*	Facebook, Inc	13,809
1,192		Fair Isaac Corp	166
12,859		Fidelity National Information Services, Inc	1,098

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,880	*	FireEye, Inc	$105
3,306	*	First American Corp	143
14,439	*	First Data Corp	263
8,303	*	Fiserv, Inc	1,016
2,029	*	Five9, Inc	44
3,593	*	FleetCor Technologies, Inc	518
381		Forrester Research, Inc	15
5,752	*	Fortinet, Inc	215
3,425	*	Gartner, Inc	423
5,261		Genpact Ltd	146
1,400	*	Gigamon, Inc	55
5,943		Global Payments, Inc	537
315	*	Global Sources Ltd	6
5,108	*	Glu Mobile, Inc	13
3,065	*	GoDaddy, Inc	130
2,248	*,e	Gogo, Inc	26
3,333	*	GrubHub, Inc	145
1,166	*	GTT Communications, Inc	37
680	*	Guidance Software, Inc	4
2,905	*	Guidewire Software, Inc	200
1,077		Hackett Group, Inc	17
1,639	*	Hortonworks, Inc	21
1,304	*	HubSpot, Inc	86
2,708	*	IAC/InterActiveCorp	280
1,304	*	Imperva, Inc	62
1,377	*	Information Services Group, Inc	6
825	*	Instructure, Inc	24
3,160	*,e	Internap Network Services Corp	12
33,673		International Business Machines Corp	5,180
9,535		Intuit, Inc	1,266
1,794		j2 Global, Inc	153
3,038		Jack Henry & Associates, Inc	316
487	*	Leaf Group Ltd	4
5,555		Leidos Holdings, Inc	287
3,363	*	Limelight Networks, Inc	10
1,143	*	Liquidity Services, Inc	7
2,140	*	Liveperson, Inc	24
2,029		LogMeIn, Inc	212
2,696	*	Manhattan Associates, Inc	130
1,025		Mantech International Corp (Class A)	42
36,949		MasterCard, Inc (Class A)	4,487
1,373	*	Match Group, Inc	24
2,490		MAXIMUS, Inc	156
2,453	*	Meet Group, Inc	12
293,932		Microsoft Corp	20,261
367	*	MicroStrategy, Inc (Class A)	70
1,433	*	MINDBODY, Inc	39
1,253	*	Mitek Systems, Inc	11
1,693	*	MobileIron, Inc	10
844	*	Model N, Inc	11
1,065	*	MoneyGram International, Inc	18
1,609		Monotype Imaging Holdings, Inc	29
570	*	MuleSoft, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

216		NCI, Inc (Class A)	$5
2,113	*	NeuStar, Inc (Class A)	70
1,138	*	New Relic, Inc	49
2,596		NIC, Inc	49
11,208	*	Nuance Communications, Inc	195
1,354	*,e	Nutanix, Inc	27
446	*	Okta, Inc	10
545	*,e	Ominto, Inc	8
112,712		Oracle Corp	5,651
9,063	*,e	Pandora Media, Inc	81
444	*,e	Park City Group, Inc	5
12,536		Paychex, Inc	714
1,911	*	Paycom Software, Inc	131
1,003	*	Paylocity Holding Corp	45
44,370	*	PayPal Holdings, Inc	2,381
1,438		Pegasystems, Inc	84
1,320	*	Perficient, Inc	25
1,710	*	Planet Payment, Inc	6
707	*	Presidio, Inc	10
1,791		Progress Software Corp	55
1,685	*	Proofpoint, Inc	146
1,099	*	PROS Holdings, Inc	30
4,489	*	PTC, Inc	247
1,206	*	Q2 Holdings, Inc	45
400		QAD, Inc (Class A)	13
1,213	*	Qualys, Inc	49
1,192	*	QuinStreet, Inc	5
2,851	*	Quotient Technology, Inc	33
809	*	Rapid7, Inc	14
1,085	*	RealNetworks, Inc	5
2,285	*	RealPage, Inc	82
6,945	*	Red Hat, Inc	665
393		Reis, Inc	8
390	*	Rightside Group Ltd	4
2,430	*	RingCentral, Inc	89
1,423	*	Rocket Fuel, Inc	4
750	*	Rosetta Stone, Inc	8
1,562	*	Rubicon Project, Inc	8
8,252		Sabre Corp	180
26,480	*	salesforce.com, Inc	2,293
1,738		Science Applications International Corp	121
257	*,e	SecureWorks Corp	2
6,536	*	ServiceNow, Inc	693
2,827	*	ServiceSource International LLC	11
719	*	Shutterstock, Inc	32
1,525	*	Silver Spring Networks, Inc	17
5,383	*	Splunk, Inc	306
690	*	SPS Commerce, Inc	44
8,664	*	Square, Inc	203
6,722		SS&C Technologies Holdings, Inc	258
618	*,e	Stamps.com, Inc	96
352	*	StarTek, Inc	4
1,511	*	Sykes Enterprises, Inc	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

24,090		Symantec Corp	$681
1,690	*	Synchronoss Technologies, Inc	28
5,858	*	Synopsys, Inc	427
1,329		Syntel, Inc	23
2,342	*	Tableau Software, Inc	143
3,882	*	Take-Two Interactive Software, Inc	285
708	*	TechTarget, Inc	7
834	*	TeleNav, Inc	7
541		TeleTech Holdings, Inc	22
5,039	*	Teradata Corp	149
4,511		TiVo Corp	84
7,092		Total System Services, Inc	413
674	*	Trade Desk, Inc	34
4,786		Travelport Worldwide Ltd	66
2,406	*	TrueCar, Inc	48
349	*,e	Tucows, Inc	19
2,425	*,e	Twilio, Inc	71
26,135	*	Twitter, Inc	467
1,348	*	Tyler Technologies, Inc	237
1,115	*	Ultimate Software Group, Inc	234
2,160	*,e	Unisys Corp	28
265	*	Upland Software, Inc	6
6,275	*	Vantiv, Inc	397
743	*	Varonis Systems, Inc	28
1,227	*	Vasco Data Security International	18
2,429	*	Verint Systems, Inc	99
3,436	*	VeriSign, Inc	319
2,063	*,e	VirnetX Holding Corp	9
1,072	*	Virtusa Corp	31
72,456		Visa, Inc (Class A)	6,795
2,801	*,e	VMware, Inc (Class A)	245
1,457	*	WebMD Health Corp (Class A)	85
1,495	*	Website Pros, Inc	38
18,469		Western Union Co	352
1,532	*	WEX, Inc	160
5,096	*	Workday, Inc	494
912	*	Workiva, Inc	17
929	*	Xactly Corp	15
886	*	XO Group, Inc	16
3,020	*	Yelp, Inc	91
452	*,e	Yext, Inc	6
3,760	*	Zendesk, Inc	104
2,077	*	Zillow Group, Inc	101
4,117	*	Zillow Group, Inc (Class C)	202
2,044	*	Zix Corp	12
30,167	*	Zynga, Inc	110

		TOTAL SOFTWARE & SERVICES	125,542

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
4,245	*,e	3D Systems Corp	79
1,869		Adtran, Inc	39
932	*	Aerohive Networks, Inc	5
596	*	Agilysys, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,682		Amphenol Corp (Class A)	$862
1,131	*	Anixter International, Inc	88
204,473		Apple, Inc	29,448
712	*,e	Applied Optoelectronics, Inc	44
2,066	*	Arista Networks, Inc	309
7,042	*	ARRIS International plc	197
3,457	*	Arrow Electronics, Inc	271
1,363	*	Avid Technology, Inc	7
4,866		Avnet, Inc	189
1,630		AVX Corp	27
1,096		Badger Meter, Inc	44
429		Bel Fuse, Inc (Class B)	11
1,632		Belden CDT, Inc	123
1,932	*	Benchmark Electronics, Inc	62
15,786		Brocade Communications Systems, Inc	199
1,369	*	CalAmp Corp	28
1,907	*	Calix, Inc	13
5,990		CDW Corp	375
5,590	*	Ciena Corp	140
196,433		Cisco Systems, Inc	6,148
522	*	Clearfield, Inc	7
3,245		Cognex Corp	276
954	*	Coherent, Inc	215
7,423	*	CommScope Holding Co, Inc	282
784		Comtech Telecommunications Corp	15
938	*	Control4 Corp	18
35,489		Corning, Inc	1,066
1,568	*	Cray, Inc	29
1,256		CTS Corp	27
1,609		Daktronics, Inc	15
2,906		Diebold, Inc	81
1,019	*	Digi International, Inc	10
2,138		Dolby Laboratories, Inc (Class A)	105
789	*	Eastman Kodak Co	7
1,847	*	EchoStar Corp (Class A)	112
1,199	*	Electro Scientific Industries, Inc	10
1,788	*	Electronics for Imaging, Inc	85
1,103		EMCORE Corp	12
518	*	ePlus, Inc	38
4,537	*	Extreme Networks, Inc	42
2,532	*	F5 Networks, Inc	322
1,440	*	Fabrinet	61
655	*	FARO Technologies, Inc	25
4,415	*	Finisar Corp	115
6,696	*,e	Fitbit, Inc	36
5,311		Flir Systems, Inc	184
3,142	*	Harmonic, Inc	16
4,764		Harris Corp	520
64,942		Hewlett Packard Enterprise Co	1,077
66,374		HP, Inc	1,160
2,439	*	II-VI, Inc	84
1,305	*	Immersion Corp	12
5,792	*	Infinera Corp	62

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,383	*	Insight Enterprises, Inc	$55
1,347		InterDigital, Inc	104
735	*	Intevac, Inc	8
1,406	*	IPG Photonics Corp	204
944	*	Iteris, Inc	6
1,329	*	Itron, Inc	90
6,973		Jabil Circuit, Inc	204
14,449		Juniper Networks, Inc	403
1,750	*	Kemet Corp	22
7,216	*	Keysight Technologies, Inc	281
1,038	*	Kimball Electronics, Inc	19
3,427	*	Knowles Corp	58
758	*	KVH Industries, Inc	7
875		Littelfuse, Inc	144
2,352	*	Lumentum Holdings, Inc	134
1,366	*	Maxwell Technologies, Inc	8
126		Mesa Laboratories, Inc	18
1,398		Methode Electronics, Inc	58
2,561	*,e	Microvision, Inc	5
6,393		Motorola, Inc	555
632		MTS Systems Corp	33
428	*	Napco Security Technologies, Inc	4
4,043		National Instruments Corp	163
4,702	*	NCR Corp	192
10,563		NetApp, Inc	423
1,274	*	Netgear, Inc	55
3,375	*	Netscout Systems, Inc	116
1,269	*	Novanta, Inc	46
6,405	*,e	Oclaro, Inc	60
673	*	OSI Systems, Inc	51
3,482	*	Palo Alto Networks, Inc	466
766		Park Electrochemical Corp	14
430		PC Connection, Inc	12
372	*	PC Mall, Inc	7
1,300		Plantronics, Inc	68
1,309	*	Plexus Corp	69
3,625	*	Pure Storage, Inc	46
807	*	Quantenna Communications, Inc	15
1,091	*	Quantum Corp	9
1,483	*	Radisys Corp	6
701	*	Rogers Corp	76
2,856	*	Sanmina Corp	109
958	*	Scansource, Inc	39
2,605	*	ShoreTel, Inc	15
2,205	*	Sonus Networks, Inc	16
1,939	*	Stratasys Ltd	45
1,554	*	Super Micro Computer, Inc	38
1,338	*	Synaptics, Inc	69
1,121		SYNNEX Corp	134
461		Systemax, Inc	9
1,361	*	Tech Data Corp	137
9,805	*	Trimble Navigation Ltd	350
3,576	*	TTM Technologies, Inc	62

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

905	*,e	Ubiquiti Networks, Inc	$47
1,630		Universal Display Corp	178
1,586	*	USA Technologies, Inc	8
4,353	*	VeriFone Systems, Inc	79
2,057	*	Viasat, Inc	136
8,882	*	Viavi Solutions, Inc	94
5,245		Vishay Intertechnology, Inc	87
398	*	Vishay Precision Group, Inc	7
11,403		Western Digital Corp	1,010
8,969		Xerox Corp	258
2,046	*	Zebra Technologies Corp (Class A)	206

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	52,287

TELECOMMUNICATION SERVICES - 2.0%
241,085		AT&T, Inc	9,096
373		ATN International, Inc	26
1,565	*	Boingo Wireless, Inc	23
21,000	e	CenturyLink, Inc	502
1,724	*	Cincinnati Bell, Inc	34
1,599		Cogent Communications Group, Inc	64
1,954	e	Consolidated Communications Holdings, Inc	42
867	*	Fairpoint Communications, Inc	14
46,387	e	Frontier Communications Corp	54
1,059	*	General Communication, Inc (Class A)	39
17,030	*,e	Globalstar, Inc	36
235	*	Hawaiian Telcom Holdco, Inc	6
609		IDT Corp (Class B)	9
1,272	*	Intelsat S.A.	4
2,990	*,e	Iridium Communications, Inc	33
11,561	*	Level 3 Communications, Inc	686
757	*	Lumos Networks Corp	14
661	*	Ooma, Inc	5
2,552	*	Orbcomm, Inc	29
410	*,e	pdvWireless, Inc	10
1,811		Shenandoah Telecom Co	56
859		Spok Holdings, Inc	15
24,656	*	Sprint Corp	202
336	*	Straight Path Communications, Inc	60
3,834		Telephone & Data Systems, Inc	106
11,436	*	T-Mobile US, Inc	693
580	*	US Cellular Corp	22
160,053		Verizon Communications, Inc	7,148
7,849	*	Vonage Holdings Corp	51
7,823	e	Windstream Holdings, Inc	30
7,262	*	Zayo Group Holdings, Inc	224

		TOTAL TELECOMMUNICATION SERVICES	19,333

TRANSPORTATION - 2.1%
2,138	*	Air Transport Services Group, Inc	47
4,686		Alaska Air Group, Inc	421
502		Allegiant Travel Co	68
196		Amerco, Inc	72
17,435		American Airlines Group, Inc	877

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,131		Arkansas Best Corp	$23
913	*	Atlas Air Worldwide Holdings, Inc	48
3,035	*	Avis Budget Group, Inc	83
5,490		CH Robinson Worldwide, Inc	377
1,212		Copa Holdings S.A. (Class A)	142
1,032		Costamare, Inc	8
452	*	Covenant Transportation Group, Inc	8
34,464		CSX Corp	1,880
763	*	Daseke, Inc	9
26,455		Delta Air Lines, Inc	1,422
1,536	*	Eagle Bulk Shipping, Inc	7
1,070	*	Echo Global Logistics, Inc	21
7,089		Expeditors International of Washington, Inc	400
9,695		FedEx Corp	2,107
1,166		Forward Air Corp	62
2,376	*	Genesee & Wyoming, Inc (Class A)	163
2,068	*	Hawaiian Holdings, Inc	97
1,875		Heartland Express, Inc	39
2,016	*,e	Hertz Global Holdings, Inc	23
1,279	*	Hub Group, Inc (Class A)	49
3,419		J.B. Hunt Transport Services, Inc	312
13,024	*	JetBlue Airways Corp	297
4,134		Kansas City Southern Industries, Inc	433
2,088	*	Kirby Corp	140
2,760		Knight Transportation, Inc	102
1,627		Landstar System, Inc	139
3,019		Macquarie Infrastructure Co LLC	237
897		Marten Transport Ltd	25
1,675		Matson, Inc	50
3,393	*	Navios Maritime Holdings, Inc	5
11,337		Norfolk Southern Corp	1,380
2,413		Old Dominion Freight Line	230
334		Park-Ohio Holdings Corp	13
1,449	*	Radiant Logistics, Inc	8
1,220	*	Roadrunner Transportation Services Holdings, Inc	9
2,083		Ryder System, Inc	150
1,798	*	Safe Bulkers, Inc	4
945	*	Saia, Inc	48
1,179		Schneider National, Inc	26
2,180	*	Scorpio Bulkers, Inc	15
1,961		Skywest, Inc	69
21,993		Southwest Airlines Co	1,367
2,736	*	Spirit Airlines, Inc	141
2,811	*	Swift Transportation Co, Inc	74
31,654		Union Pacific Corp	3,447
11,002	*	United Continental Holdings, Inc	828
27,043		United Parcel Service, Inc (Class B)	2,991
200		Universal Truckload Services, Inc	3
1,875		Werner Enterprises, Inc	55
4,303	*	XPO Logistics, Inc	278
1,384	*	YRC Worldwide, Inc	15

		TOTAL TRANSPORTATION	21,344

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 3.2%
26,007		AES Corp	$289
1,901		Allete, Inc	136
8,909		Alliant Energy Corp	358
9,471		Ameren Corp	518
19,294		American Electric Power Co, Inc	1,340
1,409		American States Water Co	67
7,007		American Water Works Co, Inc	546
6,956		Aqua America, Inc	232
443	*	AquaVenture Holdings Ltd	7
366		Artesian Resources Corp	14
5,498	*	Atlantic Power Corp	13
4,034		Atmos Energy Corp	335
2,130		Avangrid, Inc	94
2,492		Avista Corp	106
2,094		Black Hills Corp	141
809	*	Cadiz, Inc	11
1,860		California Water Service Group	68
14,048	*	Calpine Corp	190
16,878		Centerpoint Energy, Inc	462
640		Chesapeake Utilities Corp	48
10,932		CMS Energy Corp	506
438		Connecticut Water Service, Inc	24
11,986		Consolidated Edison, Inc	969
626		Consolidated Water Co, Inc	8
275		Delta Natural Gas Co, Inc	8
24,573		Dominion Resources, Inc	1,883
7,000		DTE Energy Co	741
27,441		Duke Energy Corp	2,294
4,351	*	Dynegy, Inc	36
12,456		Edison International	974
1,615		El Paso Electric Co	83
7,030		Entergy Corp	540
12,399		Eversource Energy	753
36,188		Exelon Corp	1,305
17,273		FirstEnergy Corp	504
535		Genie Energy Ltd	4
349		Global Water Resources, Inc	3
8,417		Great Plains Energy, Inc	246
4,241		Hawaiian Electric Industries, Inc	137
1,964		Idacorp, Inc	168
7,499		MDU Resources Group, Inc	196
1,395		MGE Energy, Inc	90
644		Middlesex Water Co	26
3,118		National Fuel Gas Co	174
3,351		New Jersey Resources Corp	133
18,324		NextEra Energy, Inc	2,568
12,679		NiSource, Inc	322
1,124		Northwest Natural Gas Co	67
1,891		NorthWestern Corp	115
11,743		NRG Energy, Inc	202
1,290		NRG Yield, Inc (Class A)	22
2,626		NRG Yield, Inc (Class C)	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,848		OGE Energy Corp	$273
2,027		ONE Gas, Inc	142
1,582		Ormat Technologies, Inc	93
1,523		Otter Tail Corp	60
2,658		Pattern Energy Group, Inc	63
20,010		PG&E Corp	1,328
4,281		Pinnacle West Capital Corp	365
3,215		PNM Resources, Inc	123
3,481		Portland General Electric Co	159
26,676		PPL Corp	1,031
19,843		Public Service Enterprise Group, Inc	853
626	*	Pure Cycle Corp	5
263	*,e	RGC Resources, Inc	7
5,186		SCANA Corp	348
9,791		Sempra Energy	1,104
678		SJW Corp	33
3,054		South Jersey Industries, Inc	104
39,047		Southern Co	1,870
1,840		Southwest Gas Corp	134
431	e	Spark Energy, Inc	8
1,831		Spire, Inc	128
3,671		TerraForm Global, Inc	19
3,165		TerraForm Power, Inc	38
6,774		UGI Corp	328
534		Unitil Corp	26
3,221		Vectren Corp	188
9,455		Vistra Energy Corp	159
876	*,e	Vivint Solar, Inc	5
12,355		WEC Energy Group, Inc	758
5,549		Westar Energy, Inc	294
1,996		WGL Holdings, Inc	167
19,839		Xcel Energy, Inc	910
490		York Water Co	17

		TOTAL UTILITIES	31,262

		TOTAL COMMON STOCKS	991,210

		(Cost $445,048)
RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital, Inc	0

		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	0	^
244	m	Omthera Pharmaceuticals, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE (000)
SHARES		COMPANY

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
		State Street Navigator Securities Lending Government Money
9,377,581	c	Market Portfolio	$9,378

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,378

		TOTAL SHORT-TERM INVESTMENTS	9,378

		(Cost $9,378)
		TOTAL INVESTMENTS - 101.2%	1,000,588
		(Cost $454,426)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(12,105)

		NET ASSETS - 100.0%	$988,483

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

^	Amount represents less than $1,000.

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,089,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: August 15, 2017	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2017	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: August 15, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer